UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class M : FAERX

This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.27%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	26.7
Information Technology	12.8
Health Care	8.3
Materials	6.8
Communication Services	6.5
Consumer Discretionary	5.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 18.0
United Kingdom - 16.8
Japan - 13.6
Germany - 12.2
France - 11.3
Netherlands - 6.4
Italy - 4.2
Spain - 3.2
Sweden - 2.9
Others - 11.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.3
Allianz SE	2.2
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Wolters Kluwer NV	2.1
Deutsche Boerse AG	2.0
3i Group PLC	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915619.100    229-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class A : FCPAX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.14%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.1
Financials	26.0
Information Technology	17.6
Communication Services	8.5
Consumer Discretionary	8.0
Materials	6.6
Health Care	1.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 25.7
Germany - 12.3
France - 8.6
United Kingdom - 8.5
India - 7.0
Canada - 7.0
Japan - 6.0
Netherlands - 5.4
Switzerland - 4.9
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Tencent Holdings Ltd	2.9
SAP SE	2.5
ASML Holding NV	2.2
Shopify Inc Class A (United States)	2.2
Hitachi Ltd	2.1
Rolls-Royce Holdings PLC	2.1
Schneider Electric SE	2.1
Mitsubishi Heavy Industries Ltd	2.0
Sony Group Corp	1.9
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915625.100    288-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class I : FAOIX

This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.76%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	26.7
Information Technology	12.8
Health Care	8.3
Materials	6.8
Communication Services	6.5
Consumer Discretionary	5.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 18.0
United Kingdom - 16.8
Japan - 13.6
Germany - 12.2
France - 11.3
Netherlands - 6.4
Italy - 4.2
Spain - 3.2
Sweden - 2.9
Others - 11.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.3
Allianz SE	2.2
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Wolters Kluwer NV	2.1
Deutsche Boerse AG	2.0
3i Group PLC	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915623.100    655-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class Z : FIQPX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.83%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.9
Consumer Discretionary	22.0
Communication Services	14.6
Financials	13.2
Industrials	13.0
Health Care	10.4
Energy	0.9
Consumer Staples	0.5
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 36.9
India - 28.9
Taiwan - 15.1
Singapore - 6.5
Korea (South) - 6.2
Hong Kong - 2.4
Indonesia - 0.9
United States - 0.8
Japan - 0.6
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.0
Sea Ltd Class A ADR	6.1
Tencent Holdings Ltd	5.8
Eternal Ltd	5.0
PDD Holdings Inc Class A ADR	4.1
MakeMyTrip Ltd	3.9
HDFC Bank Ltd	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.0
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2.7
WuXi XDC Cayman Inc	1.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915706.100    3274-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class M : FEATX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.49%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.9
Consumer Discretionary	22.0
Communication Services	14.6
Financials	13.2
Industrials	13.0
Health Care	10.4
Energy	0.9
Consumer Staples	0.5
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 36.9
India - 28.9
Taiwan - 15.1
Singapore - 6.5
Korea (South) - 6.2
Hong Kong - 2.4
Indonesia - 0.9
United States - 0.8
Japan - 0.6
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.0
Sea Ltd Class A ADR	6.1
Tencent Holdings Ltd	5.8
Eternal Ltd	5.0
PDD Holdings Inc Class A ADR	4.1
MakeMyTrip Ltd	3.9
HDFC Bank Ltd	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.0
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2.7
WuXi XDC Cayman Inc	1.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915710.100    760-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class I : FCPIX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.89%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.1
Financials	26.0
Information Technology	17.6
Communication Services	8.5
Consumer Discretionary	8.0
Materials	6.6
Health Care	1.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 25.7
Germany - 12.3
France - 8.6
United Kingdom - 8.5
India - 7.0
Canada - 7.0
Japan - 6.0
Netherlands - 5.4
Switzerland - 4.9
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Tencent Holdings Ltd	2.9
SAP SE	2.5
ASML Holding NV	2.2
Shopify Inc Class A (United States)	2.2
Hitachi Ltd	2.1
Rolls-Royce Holdings PLC	2.1
Schneider Electric SE	2.1
Mitsubishi Heavy Industries Ltd	2.0
Sony Group Corp	1.9
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915627.100    291-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class Z : FZABX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.73%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.3
Industrials	27.0
Information Technology	10.9
Health Care	8.9
Materials	8.2
Consumer Discretionary	8.0
Energy	3.0
Communication Services	2.5
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.6
United Kingdom - 15.8
United States - 14.5
Germany - 11.8
France - 9.3
Canada - 4.9
Netherlands - 4.3
Sweden - 3.1
Italy - 3.0
Others - 15.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.8
Hitachi Ltd	2.6
Allianz SE	2.0
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.9
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Wolters Kluwer NV	1.6
Astrazeneca PLC	1.6
Mitsubishi Heavy Industries Ltd	1.5
19.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915697.100    2527-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class M : FGETX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.55%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Industrials	19.5
Information Technology	17.2
Consumer Discretionary	9.4
Communication Services	6.9
Health Care	4.7
Materials	2.8
Energy	2.7
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.1
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
China - 4.4
Japan - 3.0
India - 2.7
Taiwan - 2.1
Germany - 1.8
Denmark - 1.5
Canada - 1.3
United Kingdom - 1.3
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.4
Meta Platforms Inc Class A	3.8
Visa Inc Class A	3.2
NVIDIA Corp	3.0
Mastercard Inc Class A	3.0
Hitachi Ltd	3.0
JPMorgan Chase & Co	2.8
Boston Scientific Corp	2.8
Charles Schwab Corp/The	2.4
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915705.100    755-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class C : FCPCX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.89%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.1
Financials	26.0
Information Technology	17.6
Communication Services	8.5
Consumer Discretionary	8.0
Materials	6.6
Health Care	1.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 25.7
Germany - 12.3
France - 8.6
United Kingdom - 8.5
India - 7.0
Canada - 7.0
Japan - 6.0
Netherlands - 5.4
Switzerland - 4.9
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Tencent Holdings Ltd	2.9
SAP SE	2.5
ASML Holding NV	2.2
Shopify Inc Class A (United States)	2.2
Hitachi Ltd	2.1
Rolls-Royce Holdings PLC	2.1
Schneider Electric SE	2.1
Mitsubishi Heavy Industries Ltd	2.0
Sony Group Corp	1.9
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915624.100    281-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class C : FMCKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.93%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Information Technology	16.1
Consumer Discretionary	13.5
Communication Services	11.3
Industrials	10.4
Materials	9.9
Consumer Staples	5.4
Health Care	4.7
Energy	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.8
Taiwan - 10.9
Korea (South) - 9.3
India - 8.6
Brazil - 8.5
Mexico - 7.8
South Africa - 4.0
Greece - 3.4
Hungary - 2.9
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Samsung Electronics Co Ltd	6.4
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Alibaba Group Holding Ltd ADR	4.1
Wal-Mart de Mexico SAB de CV Series V	3.9
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.7
China Life Insurance Co Ltd H Shares	2.6
Itau Unibanco Holding SA	2.5
HDFC Bank Ltd	2.5
Credicorp Ltd	2.2
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915722.100    1288-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class M : FADIX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.37%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.3
Industrials	27.0
Information Technology	10.9
Health Care	8.9
Materials	8.2
Consumer Discretionary	8.0
Energy	3.0
Communication Services	2.5
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.6
United Kingdom - 15.8
United States - 14.5
Germany - 11.8
France - 9.3
Canada - 4.9
Netherlands - 4.3
Sweden - 3.1
Italy - 3.0
Others - 15.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.8
Hitachi Ltd	2.6
Allianz SE	2.0
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.9
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Wolters Kluwer NV	1.6
Astrazeneca PLC	1.6
Mitsubishi Heavy Industries Ltd	1.5
19.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915701.100    735-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class I : FEUIX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	1.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Industrials	19.5
Information Technology	17.2
Consumer Discretionary	9.4
Communication Services	6.9
Health Care	4.7
Materials	2.8
Energy	2.7
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.1
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
China - 4.4
Japan - 3.0
India - 2.7
Taiwan - 2.1
Germany - 1.8
Denmark - 1.5
Canada - 1.3
United Kingdom - 1.3
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.4
Meta Platforms Inc Class A	3.8
Visa Inc Class A	3.2
NVIDIA Corp	3.0
Mastercard Inc Class A	3.0
Hitachi Ltd	3.0
JPMorgan Chase & Co	2.8
Boston Scientific Corp	2.8
Charles Schwab Corp/The	2.4
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915704.100    754-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class C : FEUCX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	2.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Industrials	19.5
Information Technology	17.2
Consumer Discretionary	9.4
Communication Services	6.9
Health Care	4.7
Materials	2.8
Energy	2.7
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.1
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
China - 4.4
Japan - 3.0
India - 2.7
Taiwan - 2.1
Germany - 1.8
Denmark - 1.5
Canada - 1.3
United Kingdom - 1.3
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.4
Meta Platforms Inc Class A	3.8
Visa Inc Class A	3.2
NVIDIA Corp	3.0
Mastercard Inc Class A	3.0
Hitachi Ltd	3.0
JPMorgan Chase & Co	2.8
Boston Scientific Corp	2.8
Charles Schwab Corp/The	2.4
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915703.100    753-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class C : FVLCX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Health Care	22.3
Energy	11.2
Industrials	10.7
Consumer Staples	10.4
Information Technology	5.8
Utilities	4.5
Consumer Discretionary	4.1
Communication Services	4.1
Materials	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.2
United Kingdom - 5.6
Canada - 3.9
Korea (South) - 2.3

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	7.9
Centene Corp	5.6
Bank of America Corp	5.3
UnitedHealth Group Inc	5.0
Shell PLC ADR	5.0
Exxon Mobil Corp	4.8
Keurig Dr Pepper Inc	4.2
The Travelers Companies, Inc.	4.2
H&R Block Inc	4.1
Chubb Ltd	3.5
49.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915718.100    1268-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class A : FDVAX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.12%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.3
Industrials	27.0
Information Technology	10.9
Health Care	8.9
Materials	8.2
Consumer Discretionary	8.0
Energy	3.0
Communication Services	2.5
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.6
United Kingdom - 15.8
United States - 14.5
Germany - 11.8
France - 9.3
Canada - 4.9
Netherlands - 4.3
Sweden - 3.1
Italy - 3.0
Others - 15.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.8
Hitachi Ltd	2.6
Allianz SE	2.0
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.9
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Wolters Kluwer NV	1.6
Astrazeneca PLC	1.6
Mitsubishi Heavy Industries Ltd	1.5
19.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915698.100    731-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class I : FIMKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.93%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Information Technology	16.1
Consumer Discretionary	13.5
Communication Services	11.3
Industrials	10.4
Materials	9.9
Consumer Staples	5.4
Health Care	4.7
Energy	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.8
Taiwan - 10.9
Korea (South) - 9.3
India - 8.6
Brazil - 8.5
Mexico - 7.8
South Africa - 4.0
Greece - 3.4
Hungary - 2.9
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Samsung Electronics Co Ltd	6.4
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Alibaba Group Holding Ltd ADR	4.1
Wal-Mart de Mexico SAB de CV Series V	3.9
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.7
China Life Insurance Co Ltd H Shares	2.6
Itau Unibanco Holding SA	2.5
HDFC Bank Ltd	2.5
Credicorp Ltd	2.2
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915724.100    1290-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class Z : FZAEX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.81%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Information Technology	16.1
Consumer Discretionary	13.5
Communication Services	11.3
Industrials	10.4
Materials	9.9
Consumer Staples	5.4
Health Care	4.7
Energy	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.8
Taiwan - 10.9
Korea (South) - 9.3
India - 8.6
Brazil - 8.5
Mexico - 7.8
South Africa - 4.0
Greece - 3.4
Hungary - 2.9
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Samsung Electronics Co Ltd	6.4
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Alibaba Group Holding Ltd ADR	4.1
Wal-Mart de Mexico SAB de CV Series V	3.9
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.7
China Life Insurance Co Ltd H Shares	2.6
Itau Unibanco Holding SA	2.5
HDFC Bank Ltd	2.5
Credicorp Ltd	2.2
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915725.100    2530-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class M : FVLTX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.39%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Health Care	22.3
Energy	11.2
Industrials	10.7
Consumer Staples	10.4
Information Technology	5.8
Utilities	4.5
Consumer Discretionary	4.1
Communication Services	4.1
Materials	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.2
United Kingdom - 5.6
Canada - 3.9
Korea (South) - 2.3

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	7.9
Centene Corp	5.6
Bank of America Corp	5.3
UnitedHealth Group Inc	5.0
Shell PLC ADR	5.0
Exxon Mobil Corp	4.8
Keurig Dr Pepper Inc	4.2
The Travelers Companies, Inc.	4.2
H&R Block Inc	4.1
Chubb Ltd	3.5
49.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915719.100    1269-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class M : FTMKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.43%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Information Technology	16.1
Consumer Discretionary	13.5
Communication Services	11.3
Industrials	10.4
Materials	9.9
Consumer Staples	5.4
Health Care	4.7
Energy	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.8
Taiwan - 10.9
Korea (South) - 9.3
India - 8.6
Brazil - 8.5
Mexico - 7.8
South Africa - 4.0
Greece - 3.4
Hungary - 2.9
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Samsung Electronics Co Ltd	6.4
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Alibaba Group Holding Ltd ADR	4.1
Wal-Mart de Mexico SAB de CV Series V	3.9
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.7
China Life Insurance Co Ltd H Shares	2.6
Itau Unibanco Holding SA	2.5
HDFC Bank Ltd	2.5
Credicorp Ltd	2.2
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915723.100    1289-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class C : FAOCX

This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.80%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	26.7
Information Technology	12.8
Health Care	8.3
Materials	6.8
Communication Services	6.5
Consumer Discretionary	5.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 18.0
United Kingdom - 16.8
Japan - 13.6
Germany - 12.2
France - 11.3
Netherlands - 6.4
Italy - 4.2
Spain - 3.2
Sweden - 2.9
Others - 11.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.3
Allianz SE	2.2
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Wolters Kluwer NV	2.1
Deutsche Boerse AG	2.0
3i Group PLC	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915622.100    485-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class I : FERIX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.96%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.9
Consumer Discretionary	22.0
Communication Services	14.6
Financials	13.2
Industrials	13.0
Health Care	10.4
Energy	0.9
Consumer Staples	0.5
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 36.9
India - 28.9
Taiwan - 15.1
Singapore - 6.5
Korea (South) - 6.2
Hong Kong - 2.4
Indonesia - 0.9
United States - 0.8
Japan - 0.6
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.0
Sea Ltd Class A ADR	6.1
Tencent Holdings Ltd	5.8
Eternal Ltd	5.0
PDD Holdings Inc Class A ADR	4.1
MakeMyTrip Ltd	3.9
HDFC Bank Ltd	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.0
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2.7
WuXi XDC Cayman Inc	1.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915709.100    759-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class Z : FIDZX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.77%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.1
Financials	26.0
Information Technology	17.6
Communication Services	8.5
Consumer Discretionary	8.0
Materials	6.6
Health Care	1.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 25.7
Germany - 12.3
France - 8.6
United Kingdom - 8.5
India - 7.0
Canada - 7.0
Japan - 6.0
Netherlands - 5.4
Switzerland - 4.9
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Tencent Holdings Ltd	2.9
SAP SE	2.5
ASML Holding NV	2.2
Shopify Inc Class A (United States)	2.2
Hitachi Ltd	2.1
Rolls-Royce Holdings PLC	2.1
Schneider Electric SE	2.1
Mitsubishi Heavy Industries Ltd	2.0
Sony Group Corp	1.9
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915626.100    2886-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class C : FERCX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.98%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.9
Consumer Discretionary	22.0
Communication Services	14.6
Financials	13.2
Industrials	13.0
Health Care	10.4
Energy	0.9
Consumer Staples	0.5
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 36.9
India - 28.9
Taiwan - 15.1
Singapore - 6.5
Korea (South) - 6.2
Hong Kong - 2.4
Indonesia - 0.9
United States - 0.8
Japan - 0.6
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.0
Sea Ltd Class A ADR	6.1
Tencent Holdings Ltd	5.8
Eternal Ltd	5.0
PDD Holdings Inc Class A ADR	4.1
MakeMyTrip Ltd	3.9
HDFC Bank Ltd	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.0
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2.7
WuXi XDC Cayman Inc	1.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915708.100    758-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class Z : FAOSX

This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.64%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	26.7
Information Technology	12.8
Health Care	8.3
Materials	6.8
Communication Services	6.5
Consumer Discretionary	5.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 18.0
United Kingdom - 16.8
Japan - 13.6
Germany - 12.2
France - 11.3
Netherlands - 6.4
Italy - 4.2
Spain - 3.2
Sweden - 2.9
Others - 11.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.3
Allianz SE	2.2
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Wolters Kluwer NV	2.1
Deutsche Boerse AG	2.0
3i Group PLC	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915621.100    2884-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class A : FAMKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.18%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Information Technology	16.1
Consumer Discretionary	13.5
Communication Services	11.3
Industrials	10.4
Materials	9.9
Consumer Staples	5.4
Health Care	4.7
Energy	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.8
Taiwan - 10.9
Korea (South) - 9.3
India - 8.6
Brazil - 8.5
Mexico - 7.8
South Africa - 4.0
Greece - 3.4
Hungary - 2.9
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Samsung Electronics Co Ltd	6.4
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Alibaba Group Holding Ltd ADR	4.1
Wal-Mart de Mexico SAB de CV Series V	3.9
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.7
China Life Insurance Co Ltd H Shares	2.6
Itau Unibanco Holding SA	2.5
HDFC Bank Ltd	2.5
Credicorp Ltd	2.2
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915721.100    1286-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class A : FVLAX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.15%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Health Care	22.3
Energy	11.2
Industrials	10.7
Consumer Staples	10.4
Information Technology	5.8
Utilities	4.5
Consumer Discretionary	4.1
Communication Services	4.1
Materials	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.2
United Kingdom - 5.6
Canada - 3.9
Korea (South) - 2.3

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	7.9
Centene Corp	5.6
Bank of America Corp	5.3
UnitedHealth Group Inc	5.0
Shell PLC ADR	5.0
Exxon Mobil Corp	4.8
Keurig Dr Pepper Inc	4.2
The Travelers Companies, Inc.	4.2
H&R Block Inc	4.1
Chubb Ltd	3.5
49.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915717.100    1266-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class A : FAOAX

This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	26.7
Information Technology	12.8
Health Care	8.3
Materials	6.8
Communication Services	6.5
Consumer Discretionary	5.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 18.0
United Kingdom - 16.8
Japan - 13.6
Germany - 12.2
France - 11.3
Netherlands - 6.4
Italy - 4.2
Spain - 3.2
Sweden - 2.9
Others - 11.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.3
Allianz SE	2.2
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Wolters Kluwer NV	2.1
Deutsche Boerse AG	2.0
3i Group PLC	2.0
22.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915620.100    252-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class A : FGEAX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.30%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.2
Industrials	19.5
Information Technology	17.2
Consumer Discretionary	9.4
Communication Services	6.9
Health Care	4.7
Materials	2.8
Energy	2.7
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.1
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
China - 4.4
Japan - 3.0
India - 2.7
Taiwan - 2.1
Germany - 1.8
Denmark - 1.5
Canada - 1.3
United Kingdom - 1.3
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.4
Meta Platforms Inc Class A	3.8
Visa Inc Class A	3.2
NVIDIA Corp	3.0
Mastercard Inc Class A	3.0
Hitachi Ltd	3.0
JPMorgan Chase & Co	2.8
Boston Scientific Corp	2.8
Charles Schwab Corp/The	2.4
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915702.100    751-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class A : FEAAX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.24%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.9
Consumer Discretionary	22.0
Communication Services	14.6
Financials	13.2
Industrials	13.0
Health Care	10.4
Energy	0.9
Consumer Staples	0.5
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 36.9
India - 28.9
Taiwan - 15.1
Singapore - 6.5
Korea (South) - 6.2
Hong Kong - 2.4
Indonesia - 0.9
United States - 0.8
Japan - 0.6
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.0
Sea Ltd Class A ADR	6.1
Tencent Holdings Ltd	5.8
Eternal Ltd	5.0
PDD Holdings Inc Class A ADR	4.1
MakeMyTrip Ltd	3.9
HDFC Bank Ltd	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.0
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2.7
WuXi XDC Cayman Inc	1.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915707.100    756-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class I : FVLIX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.89%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Health Care	22.3
Energy	11.2
Industrials	10.7
Consumer Staples	10.4
Information Technology	5.8
Utilities	4.5
Consumer Discretionary	4.1
Communication Services	4.1
Materials	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.2
United Kingdom - 5.6
Canada - 3.9
Korea (South) - 2.3

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	7.9
Centene Corp	5.6
Bank of America Corp	5.3
UnitedHealth Group Inc	5.0
Shell PLC ADR	5.0
Exxon Mobil Corp	4.8
Keurig Dr Pepper Inc	4.2
The Travelers Companies, Inc.	4.2
H&R Block Inc	4.1
Chubb Ltd	3.5
49.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915720.100    1270-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class M : FIATX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.39%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.1
Financials	26.0
Information Technology	17.6
Communication Services	8.5
Consumer Discretionary	8.0
Materials	6.6
Health Care	1.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 25.7
Germany - 12.3
France - 8.6
United Kingdom - 8.5
India - 7.0
Canada - 7.0
Japan - 6.0
Netherlands - 5.4
Switzerland - 4.9
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Tencent Holdings Ltd	2.9
SAP SE	2.5
ASML Holding NV	2.2
Shopify Inc Class A (United States)	2.2
Hitachi Ltd	2.1
Rolls-Royce Holdings PLC	2.1
Schneider Electric SE	2.1
Mitsubishi Heavy Industries Ltd	2.0
Sony Group Corp	1.9
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915628.100    292-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class I : FDVIX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.87%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.3
Industrials	27.0
Information Technology	10.9
Health Care	8.9
Materials	8.2
Consumer Discretionary	8.0
Energy	3.0
Communication Services	2.5
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.6
United Kingdom - 15.8
United States - 14.5
Germany - 11.8
France - 9.3
Canada - 4.9
Netherlands - 4.3
Sweden - 3.1
Italy - 3.0
Others - 15.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.8
Hitachi Ltd	2.6
Allianz SE	2.0
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.9
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Wolters Kluwer NV	1.6
Astrazeneca PLC	1.6
Mitsubishi Heavy Industries Ltd	1.5
19.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915700.100    734-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class C : FADCX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.87%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.3
Industrials	27.0
Information Technology	10.9
Health Care	8.9
Materials	8.2
Consumer Discretionary	8.0
Energy	3.0
Communication Services	2.5
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 17.6
United Kingdom - 15.8
United States - 14.5
Germany - 11.8
France - 9.3
Canada - 4.9
Netherlands - 4.3
Sweden - 3.1
Italy - 3.0
Others - 15.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.8
Hitachi Ltd	2.6
Allianz SE	2.0
RELX PLC (Netherlands)	1.9
UniCredit SpA	1.9
London Stock Exchange Group PLC	1.8
Rolls-Royce Holdings PLC	1.7
Wolters Kluwer NV	1.6
Astrazeneca PLC	1.6
Mitsubishi Heavy Industries Ltd	1.5
19.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915699.100    733-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Emerging Asia Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Emerging Asia Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CHINA - 36.2%
Communication Services - 5.8%
Interactive Media & Services - 5.8%
Tencent Holdings Ltd	416,334	25,500,855
Consumer Discretionary - 9.6%
Automobile Components - 0.5%
Keboda Technology Co Ltd A Shares (China) (a)	121,900	909,233
Ningbo Tuopu Group Co Ltd A Shares (China)	186,000	1,343,371
		2,252,604
Automobiles - 3.0%
BYD Co Ltd A Shares (China)	131,400	6,387,531
BYD Co Ltd H Shares	53,241	2,528,748
ZEEKR Intelligent Technology Holding Ltd ADR (a)(b)	197,359	4,243,218
		13,159,497
Broadline Retail - 5.3%
Alibaba Group Holding Ltd	332,549	4,964,967
PDD Holdings Inc Class A ADR (a)	165,884	17,512,375
		22,477,342
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group Inc ADR	44,271	2,162,638
Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd	22,191	1,336,804
TOTAL CONSUMER DISCRETIONARY		41,388,885

Consumer Staples - 0.1%
Tobacco - 0.1%
Smoore International Holdings Ltd (b)(c)(d)	376,692	653,757
Financials - 1.5%
Consumer Finance - 0.4%
LexinFintech Holdings Ltd Class A ADR	216,653	1,700,726
Insurance - 1.1%
Ping An Insurance Group Co of China Ltd H Shares	813,039	4,866,068
TOTAL FINANCIALS		6,566,794

Health Care - 7.6%
Biotechnology - 0.3%
Innovent Biologics Inc (a)(c)(d)	182,400	1,264,119
Health Care Equipment & Supplies - 4.6%
AK Medical Holdings Ltd (c)(d)	3,526,153	2,573,370
Beijing Chunlizhengda Medical Instruments Co Ltd A Shares (China)	233,500	487,338
Kangji Medical Holdings Ltd (b)	546,455	528,446
Microport Cardioflow Medtech Corp (a)(b)(c)(d)	3,438,401	399,010
MicroPort NeuroScientific Corp (b)	213,838	290,609
MicroTech Medical Hangzhou Co Ltd H Shares (a)(c)(d)	515,994	414,493
Peijia Medical Ltd (a)(c)(d)	1,936,000	1,325,514
Shandong Weigao Orthopaedic Device Co Ltd A Shares (China)	729,800	2,737,822
Shanghai Aohua Photoelectricity Endoscope Co Ltd A Shares (China)	85,930	525,477
Shanghai MicroPort Endovascular MedTech Group Co Ltd A Shares (China)	34,764	404,304
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	145,939	4,408,575
Sonoscape Medical Corp A Shares (China)	130,800	558,202
Tofflon Science & Technology Group Co Ltd A Shares (China)	710,786	1,149,886
Zylox-Tonbridge Medical Technology Co Ltd H Shares (a)(c)(d)	1,548,340	3,621,498
		19,424,544
Health Care Providers & Services - 0.2%
Guangzhou Kingmed Diagnostics Group Co Ltd A Shares (China)	113,456	453,401
Kindstar Globalgene Technology Inc (c)(d)	2,507,460	436,468
		889,869
Life Sciences Tools & Services - 2.4%
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	71,008	436,471
Joinn Laboratories China Co Ltd A Shares (China)	213,236	457,721
Wuxi Apptec Co Ltd H Shares (c)(d)	255,470	1,981,345
WuXi XDC Cayman Inc (a)(b)	1,648,020	7,766,663
		10,642,200
Pharmaceuticals - 0.1%
Asymchem Laboratories Tianjin Co Ltd H Shares (b)(c)(d)	71,639	508,962
TOTAL HEALTH CARE		32,729,694

Industrials - 4.5%
Electrical Equipment - 1.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	86,680	2,768,214
Sieyuan Electric Co Ltd A Shares (China)	219,800	2,177,737
Sungrow Power Supply Co Ltd A Shares (China)	267,100	2,227,377
Warom Technology Inc Co A Shares (China)	201,400	569,216
		7,742,544
Machinery - 2.4%
Beijing Sinohytec Co Ltd A Shares	162,035	452,919
Estun Automation Co Ltd A Shares	397,900	1,093,782
Estun Automation Co Ltd A Shares (China)	406,600	1,117,698
Leader Harmonious Drive Systems Co Ltd A Shares (China)	108,200	2,199,072
Shenzhen Inovance Technology Co Ltd A Shares (China)	308,800	3,036,031
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	655,600	2,420,467
		10,319,969
Marine Transportation - 0.3%
SITC International Holdings Co Ltd	603,353	1,668,720
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (a)	9	1
TOTAL INDUSTRIALS		19,731,234

Information Technology - 7.0%
IT Services - 1.1%
GDS Holdings Ltd Class A ADR (a)(b)	81,600	2,057,136
Vnet Group Inc Class A ADR (a)	429,400	2,700,926
		4,758,062
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	452,700	11,737,077
Flat Glass Group Co Ltd A Shares (China)	723,852	1,496,342
Kingsemi Co Ltd A Shares (China)	163,945	2,148,520
NAURA Technology Group Co Ltd A Shares (China)	48,673	3,023,264
SG Micro Corp A Shares (China)	34,500	480,696
Silergy Corp	40,000	503,245
Skyverse Technology Co Ltd A Shares	106,000	1,143,218
		20,532,362
Software - 1.2%
Beijing Kingsoft Office Software Inc A Shares (China)	38,000	1,541,849
Empyrean Technology Co Ltd A Shares	36,200	593,398
Glodon Co Ltd A Shares (China)	1,441,881	2,938,096
		5,073,343
TOTAL INFORMATION TECHNOLOGY		30,363,767

Materials - 0.1%
Chemicals - 0.1%
Weihai Guangwei Composites Co Ltd A Shares (China)	149,044	595,770
TOTAL CHINA		157,530,756
HONG KONG - 2.4%
Communication Services - 0.1%
Entertainment - 0.1%
Huanxi Media Group Ltd (a)(b)	9,140,292	436,059
Financials - 1.9%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd	80,601	3,521,433
Insurance - 1.1%
AIA Group Ltd	621,467	4,656,601
TOTAL FINANCIALS		8,178,034

Industrials - 0.4%
Air Freight & Logistics - 0.4%
J&T Global Express Ltd B Shares (a)	2,373,022	1,848,091
TOTAL HONG KONG		10,462,184
INDIA - 28.9%
Consumer Discretionary - 11.1%
Automobiles - 0.5%
Hyundai Motor India Ltd	101,371	2,043,183
Broadline Retail - 0.4%
Vishal Mega Mart Ltd	1,087,911	1,530,489
Hotels, Restaurants & Leisure - 10.0%
Devyani International Ltd (a)	256,595	544,524
Eternal Ltd (a)	7,999,131	21,863,818
ITC Hotels Ltd	1,307,465	3,016,924
Juniper Hotels Ltd (a)	219,908	745,156
MakeMyTrip Ltd (a)(b)	161,674	16,946,669
Sapphire Foods India Ltd (a)	149,113	557,921
		43,675,012
Household Durables - 0.1%
Amber Enterprises India Ltd (a)	7,586	552,954
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	925	498,019
TOTAL CONSUMER DISCRETIONARY		48,299,657

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Reliance Industries Ltd	240,286	3,984,375
Financials - 8.1%
Banks - 4.3%
HDFC Bank Ltd	643,728	14,601,777
Kotak Mahindra Bank Ltd	147,341	3,845,656
		18,447,433
Capital Markets - 1.5%
360 ONE WAM Ltd	210,217	2,445,303
HDFC Asset Management Co Ltd (c)(d)	46,621	2,412,750
Nuvama Wealth Management Ltd	23,421	1,695,280
		6,553,333
Consumer Finance - 1.4%
Bajaj Finance Ltd	41,571	4,236,009
Shriram Finance Ltd	281,357	2,036,146
		6,272,155
Financial Services - 0.5%
Bajaj Housing Finance Ltd	1,509,721	2,176,141
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	158,822	1,394,451
Niva Bupa Health Insurance Co Ltd	464,424	448,139
		1,842,590
TOTAL FINANCIALS		35,291,652

Health Care - 2.7%
Health Care Providers & Services - 0.9%
Aster DM Healthcare Ltd (c)(d)	86,670	517,053
Dr Agarwal's Health Care Ltd	549,847	2,381,150
Dr Agarwal's Health Care Ltd (e)	138,915	601,581
Vijaya Diagnostic Centre Ltd	41,557	492,325
		3,992,109
Life Sciences Tools & Services - 1.8%
Divi's Laboratories Ltd	13,372	963,932
SAI Life Sciences Ltd (c)(d)	440,300	3,621,860
Syngene International Ltd (c)(d)	430,584	3,226,929
		7,812,721
TOTAL HEALTH CARE		11,804,830

Industrials - 6.1%
Aerospace & Defense - 1.4%
Bharat Electronics Ltd	218,838	812,869
Hindustan Aeronautics Ltd (d)	102,834	5,445,740
		6,258,609
Air Freight & Logistics - 1.7%
Delhivery Ltd (a)	1,961,646	7,079,725
Commercial Services & Supplies - 0.1%
SIS Ltd (a)	106,390	424,745
Construction & Engineering - 0.1%
Afcons Infrastructure Ltd	107,291	530,245
Passenger Airlines - 0.7%
InterGlobe Aviation Ltd (a)(c)(d)	47,726	2,969,838
Professional Services - 1.5%
Computer Age Management Services Ltd	123,807	5,701,225
International Gemmological Institute India Ltd	232,645	950,505
		6,651,730
Transportation Infrastructure - 0.6%
GMR Airports Ltd (a)	2,402,970	2,473,856
TOTAL INDUSTRIALS		26,388,748

TOTAL INDIA		125,769,262
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	4,916,392	2,614,000
Bank Rakyat Indonesia Persero Tbk PT	3,244,597	751,480
Bank Syariah Indonesia Tbk PT	3,776,339	649,501

TOTAL INDONESIA		4,014,981
JAPAN - 0.6%
Information Technology - 0.6%
Software - 0.6%
Freee KK (a)	48,883	1,379,514
Money Forward Inc (a)	48,079	1,435,510

TOTAL JAPAN		2,815,024
KOREA (SOUTH) - 5.9%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Kakao Corp	254,572	6,824,995
NAVER Corp	11,825	1,660,433
		8,485,428
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Delivery Hero SE (a)(c)(d)	104,639	2,957,364
Financials - 0.4%
Financial Services - 0.4%
Kakao Pay Corp (a)	87,991	1,955,184
Industrials - 1.7%
Aerospace & Defense - 1.2%
Hanwha Aerospace Co Ltd	4,041	2,266,402
Korea Aerospace Industries Ltd	47,018	2,746,353
		5,012,755
Machinery - 0.5%
Samsung Heavy Industries Co Ltd (a)	227,467	2,325,761
TOTAL INDUSTRIALS		7,338,516

Information Technology - 1.1%
IT Services - 0.2%
Gabia Inc	64,100	991,881
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	99,906	3,890,095
TOTAL INFORMATION TECHNOLOGY		4,881,976

TOTAL KOREA (SOUTH)		25,618,468
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	11,275	2,078,095
SINGAPORE - 6.5%
Communication Services - 6.1%
Entertainment - 6.1%
Sea Ltd Class A ADR (a)	199,145	26,695,388
Financials - 0.4%
Banks - 0.4%
Oversea-Chinese Banking Corp Ltd	88,715	1,097,916
United Overseas Bank Ltd	28,057	745,161
		1,843,077
TOTAL SINGAPORE		28,538,465
SOUTH AFRICA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	10,600	2,787,892
SWITZERLAND - 0.3%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Yunnan Botanee Bio-Technology Group Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 2/24/2027 (a)(c)	69,999	400,235
Information Technology - 0.2%
Software - 0.2%
Zwsoft Co Ltd Guangzhou Class A ELS (UBS AG London Branch Warrant Program) warrants 9/25/2025 (a)(c)	56,882	741,265
TOTAL SWITZERLAND		1,141,500
TAIWAN - 15.1%
Information Technology - 15.1%
Electronic Equipment, Instruments & Components - 0.8%
Chroma ATE Inc	147,000	1,341,079
E Ink Holdings Inc	227,000	1,582,562
Unimicron Technology Corp	234,000	688,936
		3,612,577
Semiconductors & Semiconductor Equipment - 14.3%
Global Unichip Corp	29,000	929,770
MediaTek Inc	118,000	5,004,172
Taiwan Semiconductor Manufacturing Co Ltd	1,540,393	43,559,185
Taiwan Semiconductor Manufacturing Co Ltd ADR	77,688	12,949,813
		62,442,940
TOTAL TAIWAN		66,055,517
UNITED STATES - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp (a)(f)(g)	6,000	1,110,000
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (a)	17,514	695,306
TOTAL UNITED STATES		1,805,306
VIETNAM - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
Vietnam Dairy Products JSC	491,921	1,091,235
TOTAL COMMON STOCKS (Cost $311,260,512)		429,708,685

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.7%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
ByteDance Ltd Series E1 (a)(f)(g)	11,980	2,543,234
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(f)(g)	56,711	454,822
TOTAL CHINA		2,998,056
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (f)(g)	2,422	183,733
Meesho Series E (f)(g)	403	30,572
Meesho Series F (a)(f)(g)	374	28,940

TOTAL INDIA		243,245
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,297,317)		3,241,301

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd (Cost $1,033,991)	33,148	1,091,994

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	6,575,200	6,576,515
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	18,465,439	18,467,285
TOTAL MONEY MARKET FUNDS (Cost $25,043,800)			25,043,800

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $339,635,620)	459,085,780
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(22,945,481)
NET ASSETS - 100.0%	436,140,299

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,420,281 or 7.2% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,724,521 or 8.2% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $601,581 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,351,301 or 1.0% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co Ltd Series C	12/01/20	805,475

Meesho Series D2	7/15/24	135,632

Meesho Series E	7/15/24	22,568

Meesho Series F	7/15/24	20,944

Space Exploration Technologies Corp	2/16/21	251,994

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Dr Agarwal's Health Care Ltd	4/28/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,590,074	97,916,830	96,930,389	107,986	-	-	6,576,515	6,575,200	0.0%
Fidelity Securities Lending Cash Central Fund	25,479,124	90,935,014	97,946,853	283,094	-	-	18,467,285	18,465,439	0.1%
Total	31,069,198	188,851,844	194,877,242	391,080	-	-	25,043,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	61,117,730	27,131,447	33,986,283	-
Consumer Discretionary	95,433,798	43,652,792	51,781,006	-
Consumer Staples	2,145,227	653,757	1,491,470	-
Energy	3,984,375	-	3,984,375	-
Financials	57,849,722	1,700,726	56,148,996	-
Health Care	44,534,524	21,110,497	23,424,027	-
Industrials	56,416,589	3,516,812	51,789,777	1,110,000
Information Technology	107,630,950	23,296,300	84,334,650	-
Materials	595,770	-	595,770	-

Convertible Preferred Stocks
Communication Services	2,543,234	-	-	2,543,234
Consumer Discretionary	243,245	-	-	243,245
Health Care	454,822	-	-	454,822

Non-Convertible Preferred Stocks
Information Technology	1,091,994	-	1,091,994	-

Money Market Funds	25,043,800	25,043,800	-	-
Total Investments in Securities:	459,085,780	146,106,131	308,628,348	4,351,301
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2025($)
Common Stocks	1,322,981	(6,672,804)	6,734,755	-	(274,932)	-	-	-	1,110,000	408,480
Convertible Preferred Stocks	3,517,085	(20,212)	(153,537)	-	(102,035)	-	-	-	3,241,301	(153,537)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,808,810) - See accompanying schedule:
Unaffiliated issuers (cost $314,591,820)	$434,041,980
Fidelity Central Funds (cost $25,043,800)	25,043,800

Total Investment in Securities (cost $339,635,620)		$459,085,780
Foreign currency held at value (cost $113,527)		114,594
Receivable for fund shares sold		60,623
Dividends receivable		131,024
Distributions receivable from Fidelity Central Funds		41,624
Prepaid expenses		118
Other receivables		169,917
Total assets		459,603,680
Liabilities
Payable for investments purchased	$41,574
Payable for fund shares redeemed	513,932
Accrued management fee	296,080
Distribution and service plan fees payable	48,944
Deferred taxes	4,045,174
Other payables and accrued expenses	54,931
Collateral on securities loaned	18,462,746
Total liabilities		23,463,381
Net Assets		$436,140,299
Net Assets consist of:
Paid in capital		$473,928,334
Total accumulated earnings (loss)		(37,788,035)
Net Assets		$436,140,299

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($139,304,303 ÷ 2,891,168 shares)(a)		$48.18
Maximum offering price per share (100/94.25 of $48.18)		$51.12
Class M :
Net Asset Value and redemption price per share ($35,976,227 ÷ 784,906 shares)(a)		$45.84
Maximum offering price per share (100/96.50 of $45.84)		$47.50
Class C :
Net Asset Value and offering price per share ($8,119,862 ÷ 199,659 shares)(a)		$40.67
Class I :
Net Asset Value, offering price and redemption price per share ($184,912,425 ÷ 3,649,462 shares)		$50.67
Class Z :
Net Asset Value, offering price and redemption price per share ($67,827,482 ÷ 1,336,804 shares)		$50.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$1,428,492
Income from Fidelity Central Funds (including $283,094 from security lending)		391,080
Income before foreign taxes withheld		$1,819,572
Less foreign taxes withheld		(211,326)
Total income		1,608,246
Expenses
Management fee	$1,833,038
Distribution and service plan fees	311,984
Custodian fees and expenses	79,525
Independent trustees' fees and expenses	943
Registration fees	73,645
Audit fees	62,159
Legal	1,229
Interest	6,250
Miscellaneous	5,519
Total expenses		2,374,292
Net Investment income (loss)		(766,046)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $310,688)	16,016,619
Foreign currency transactions	(63,253)
Total net realized gain (loss)		15,953,366
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $230,770)	(10,969,449)
Assets and liabilities in foreign currencies	5,622
Total change in net unrealized appreciation (depreciation)		(10,963,827)
Net gain (loss)		4,989,539
Net increase (decrease) in net assets resulting from operations		$4,223,493
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(766,046)	$400,374
Net realized gain (loss)	15,953,366	17,645,019
Change in net unrealized appreciation (depreciation)	(10,963,827)	105,857,871
Net increase (decrease) in net assets resulting from operations	4,223,493	123,903,264
Share transactions - net increase (decrease)	(13,868,986)	(60,857,038)
Total increase (decrease) in net assets	(9,645,493)	63,046,226

Net Assets
Beginning of period	445,785,792	382,739,566
End of period	$436,140,299	$445,785,792

Financial Highlights
Fidelity Advisor® Emerging Asia Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$47.74	$34.91	$29.31	$61.78	$56.33	$39.85
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.02)	(.10)	(.25)	(.40) C	(.18)
Net realized and unrealized gain (loss)	.56	12.85	5.70	(25.86)	10.17	18.77
Total from investment operations	.44	12.83	5.60	(26.11)	9.77	18.59
Distributions from net investment income	-	-	-	-	-	(.13) D
Distributions from net realized gain	-	-	-	(6.36)	(4.32)	(1.99) D
Total distributions	-	-	-	(6.36)	(4.32)	(2.11) E
Net asset value, end of period	$48.18	$47.74	$34.91	$29.31	$61.78	$56.33
Total Return F,G,H	.92%	36.75%	19.11%	(46.56)%	17.45%	49.18%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.24% K	1.24%	1.28%	1.25%	1.20%	1.26%
Expenses net of fee waivers, if any	1.24 % K	1.24%	1.27%	1.25%	1.20%	1.26%
Expenses net of all reductions, if any	1.24% K	1.24%	1.27%	1.25%	1.20%	1.23%
Net investment income (loss)	(.49)% K	(.04)%	(.28)%	(.61)%	(.61)% C	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$139,304	$145,193	$122,142	$115,657	$271,275	$208,546
Portfolio turnover rate L	77 % K	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$45.47	$33.33	$28.07	$59.60	$54.51	$38.61
Income from Investment Operations
Net investment income (loss) A,B	(.17)	(.12)	(.19)	(.34)	(.55) C	(.29)
Net realized and unrealized gain (loss)	.54	12.26	5.45	(24.83)	9.87	18.19
Total from investment operations	.37	12.14	5.26	(25.17)	9.32	17.90
Distributions from net investment income	-	-	-	-	-	(.01) D
Distributions from net realized gain	-	-	-	(6.36)	(4.23)	(1.99) D
Total distributions	-	-	-	(6.36)	(4.23)	(2.00)
Net asset value, end of period	$45.84	$45.47	$33.33	$28.07	$59.60	$54.51
Total Return E,F,G	.81%	36.42%	18.74%	(46.70)%	17.18%	48.78%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.49% J	1.49%	1.55%	1.52%	1.45%	1.54%
Expenses net of fee waivers, if any	1.49 % J	1.49%	1.55%	1.52%	1.45%	1.53%
Expenses net of all reductions, if any	1.49% J	1.49%	1.54%	1.52%	1.45%	1.51%
Net investment income (loss)	(.74)% J	(.29)%	(.55)%	(.88)%	(.87)% C	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,976	$37,386	$30,814	$27,239	$60,893	$54,436
Portfolio turnover rate K	77 % J	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.44	$29.79	$25.21	$54.45	$50.22	$35.77
Income from Investment Operations
Net investment income (loss) A,B	(.25)	(.27)	(.31)	(.48)	(.80) C	(.47)
Net realized and unrealized gain (loss)	.48	10.92	4.89	(22.40)	9.10	16.79
Total from investment operations	.23	10.65	4.58	(22.88)	8.30	16.32
Distributions from net realized gain	-	-	-	(6.36)	(4.07)	(1.87)
Total distributions	-	-	-	(6.36)	(4.07)	(1.87)
Net asset value, end of period	$40.67	$40.44	$29.79	$25.21	$54.45	$50.22
Total Return D,E,F	.57%	35.75%	18.17%	(46.94)%	16.58%	48.03%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.98% I	1.97%	2.01%	1.99%	1.96%	2.03%
Expenses net of fee waivers, if any	1.98 % I	1.97%	2.01%	1.99%	1.96%	2.02%
Expenses net of all reductions, if any	1.98% I	1.97%	2.01%	1.99%	1.96%	1.99%
Net investment income (loss)	(1.23)% I	(.77)%	(1.02)%	(1.35)%	(1.37)% C	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,120	$9,501	$8,864	$9,087	$26,377	$28,233
Portfolio turnover rate J	77 % I	59%	58%	44%	79%	110%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.47)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.13	$36.56	$30.61	$64.13	$58.29	$41.16
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.10	- C	(.14)	(.24) D	(.07)
Net realized and unrealized gain (loss)	.60	13.47	5.95	(26.95)	10.53	19.42
Total from investment operations	.54	13.57	5.95	(27.09)	10.29	19.35
Distributions from net investment income	-	-	-	(.07)	-	(.23) E
Distributions from net realized gain	-	-	-	(6.36)	(4.45)	(1.99) E
Total distributions	-	-	-	(6.43)	(4.45)	(2.22)
Net asset value, end of period	$50.67	$50.13	$36.56	$30.61	$64.13	$58.29
Total Return F,G	1.08%	37.12%	19.44%	(46.41)%	17.77%	49.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.96% J	.96%	.99%	.97%	.94%	1.00%
Expenses net of fee waivers, if any	.96 % J	.95%	.99%	.97%	.94%	1.00%
Expenses net of all reductions, if any	.96% J	.95%	.99%	.97%	.94%	.97%
Net investment income (loss)	(.22)% J	.24%	-%	(.33)%	(.36)% D	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$184,912	$170,909	$152,325	$143,659	$472,553	$414,664
Portfolio turnover rate K	77 % J	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.17	$36.53	$30.55	$64.10	$58.22	$41.12
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.16	.05	(.08)	(.15) C	- D
Net realized and unrealized gain (loss)	.59	13.48	5.93	(26.89)	10.50	19.38
Total from investment operations	.57	13.64	5.98	(26.97)	10.35	19.38
Distributions from net investment income	-	-	-	(.22)	-	(.30) E
Distributions from net realized gain	-	-	-	(6.36)	(4.47)	(1.99) E
Total distributions	-	-	-	(6.58)	(4.47)	(2.28) F
Net asset value, end of period	$50.74	$50.17	$36.53	$30.55	$64.10	$58.22
Total Return G,H	1.14%	37.34%	19.57%	(46.34)%	17.92%	49.80%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.83% K	.83%	.86%	.84%	.81%	.86%
Expenses net of fee waivers, if any	.83 % K	.82%	.85%	.84%	.81%	.85%
Expenses net of all reductions, if any	.83% K	.82%	.85%	.84%	.81%	.82%
Net investment income (loss)	(.08)% K	.37%	.14%	(.20)%	(.22)% C	-% L
Supplemental Data
Net assets, end of period (000 omitted)	$67,827	$82,797	$68,594	$73,190	$264,327	$103,477
Portfolio turnover rate M	77 % K	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32)%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$151,595,295
Gross unrealized depreciation	(33,534,167)
Net unrealized appreciation (depreciation)	$118,061,128
Tax cost	$341,024,652

The Fund elected to defer to its next fiscal year $1,539,758 of ordinary losses recognized during the period January 1, 2024 to October 31, 2024.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(80,954,333)
Long-term	(81,343,332)
Total capital loss carryforward	$(162,297,665)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	166,339,083	181,420,361
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	176,833	2,793
Class M	.25%	.25%	91,286	1,342
Class C	.75%	.25%	43,865	4,321
			311,984	8,456

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,510
Class M	651
Class CA	33
5,194
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Emerging Asia Fund	1,523

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Emerging Asia Fund	Borrower	6,745,429	4.77%	6,250

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Emerging Asia Fund	15,659,759	20,904,816	9,766,904
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Emerging Asia Fund	339
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Emerging Asia Fund	29,934	-	-
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	74,770	191,381	$3,614,050	$7,914,072
Shares redeemed	(225,078)	(649,067)	(10,688,119)	(26,255,484)
Net increase (decrease)	(150,308)	(457,686)	$(7,074,069)	$(18,341,412)
Class M
Shares sold	22,537	38,179	$1,023,092	$1,502,781
Shares redeemed	(59,879)	(140,440)	(2,727,710)	(5,379,693)
Net increase (decrease)	(37,342)	(102,261)	$(1,704,618)	$(3,876,912)
Class C
Shares sold	14,063	26,601	$573,350	$903,320
Shares redeemed	(49,320)	(89,219)	(2,025,385)	(3,063,176)
Net increase (decrease)	(35,257)	(62,618)	$(1,452,035)	$(2,159,856)
Class I
Shares sold	968,370	1,139,290	$48,445,347	$52,290,478
Shares redeemed	(728,034)	(1,896,959)	(36,415,708)	(79,983,582)
Net increase (decrease)	240,336	(757,669)	$12,029,639	$(27,693,104)
Class Z
Shares sold	172,573	340,063	$8,602,897	$15,181,622
Shares redeemed	(486,192)	(567,266)	(24,270,800)	(23,967,376)
Net increase (decrease)	(313,619)	(227,203)	$(15,667,903)	$(8,785,754)
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703637.127
AEA-SANN-0625
Fidelity Advisor® Global Capital Appreciation Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Global Capital Appreciation Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.1%
	Shares	Value ($)
BRAZIL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (a)	600	1,398,510
CANADA - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd (United States)	57,800	1,658,282
CHINA - 4.4%
Communication Services - 2.1%
Interactive Media & Services - 2.1%
Tencent Holdings Ltd	46,000	2,817,544
Consumer Discretionary - 2.3%
Broadline Retail - 2.3%
Alibaba Group Holding Ltd ADR	11,800	1,409,274
JD.com Inc A Shares	98,000	1,595,580
		3,004,854
TOTAL CHINA		5,822,398
DENMARK - 1.5%
Industrials - 1.5%
Air Freight & Logistics - 1.5%
DSV A/S	9,600	2,034,815
FRANCE - 1.2%
Consumer Discretionary - 1.2%
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	600	1,625,187
GERMANY - 1.8%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Merck KGaA	4,800	662,853
Industrials - 1.3%
Aerospace & Defense - 1.3%
Rheinmetall AG	1,050	1,788,205
TOTAL GERMANY		2,451,058
INDIA - 2.7%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Bharti Airtel Ltd	64,300	1,416,422
Financials - 1.7%
Banks - 1.7%
HDFC Bank Ltd	100,700	2,284,193
TOTAL INDIA		3,700,615
ITALY - 1.0%
Industrials - 1.0%
Machinery - 1.0%
GVS SpA (a)(b)(c)	286,900	1,389,438
JAPAN - 3.0%
Industrials - 3.0%
Industrial Conglomerates - 3.0%
Hitachi Ltd	160,000	3,954,482
SPAIN - 1.0%
Financials - 1.0%
Banks - 1.0%
Banco Santander SA	184,500	1,292,104
SWEDEN - 1.1%
Industrials - 1.1%
Trading Companies & Distributors - 1.1%
Bergman & Beving AB B Shares	50,443	1,526,520
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,800	2,800,392
UNITED KINGDOM - 1.3%
Financials - 1.3%
Banks - 1.3%
Lloyds Banking Group PLC	1,503,700	1,477,353
Starling Bank Ltd Class D (a)(d)(e)	72,300	233,177

TOTAL UNITED KINGDOM		1,710,530
UNITED STATES - 68.8%
Communication Services - 3.8%
Interactive Media & Services - 3.8%
Meta Platforms Inc Class A	9,300	5,105,700
Consumer Discretionary - 4.9%
Broadline Retail - 4.4%
Amazon.com Inc (a)	31,700	5,846,114
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (a)	6,300	698,229
TOTAL CONSUMER DISCRETIONARY		6,544,343

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	1,600	1,591,200
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Exxon Mobil Corp	18,800	1,985,844
Financials - 24.2%
Banks - 2.8%
JPMorgan Chase & Co	15,200	3,718,224
Capital Markets - 6.4%
Charles Schwab Corp/The	39,500	3,215,300
KKR & Co Inc Class A	7,300	834,171
Moody's Corp	5,000	2,265,600
S&P Global Inc	4,700	2,350,235
		8,665,306
Consumer Finance - 1.4%
American Express Co	7,200	1,918,152
Financial Services - 10.5%
Apollo Global Management Inc	22,500	3,070,800
Fiserv Inc (a)	14,450	2,667,037
Mastercard Inc Class A	7,300	4,000,838
Visa Inc Class A	12,400	4,284,200
		14,022,875
Insurance - 3.1%
Arthur J Gallagher & Co	8,700	2,790,003
Marsh & McLennan Cos Inc	6,100	1,375,367
		4,165,370
TOTAL FINANCIALS		32,489,927

Health Care - 4.2%
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp (a)	36,100	3,713,607
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific Inc	4,600	1,973,400
TOTAL HEALTH CARE		5,687,007

Industrials - 11.6%
Building Products - 1.9%
Trane Technologies PLC	6,500	2,491,515
Commercial Services & Supplies - 1.6%
Cintas Corp	10,100	2,137,968
Machinery - 3.8%
Allison Transmission Holdings Inc	27,000	2,490,480
Westinghouse Air Brake Technologies Corp	14,400	2,660,256
		5,150,736
Professional Services - 1.6%
Paycom Software Inc	9,300	2,105,427
Trading Companies & Distributors - 2.7%
Watsco Inc (f)	4,200	1,931,328
WW Grainger Inc	1,700	1,741,327
		3,672,655
TOTAL INDUSTRIALS		15,558,301

Information Technology - 14.6%
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	38,100	2,931,795
Semiconductors & Semiconductor Equipment - 3.0%
NVIDIA Corp	37,250	4,057,270
Software - 6.5%
Microsoft Corp	17,250	6,818,235
Synopsys Inc (a)	4,100	1,881,941
		8,700,176
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	14,700	3,123,750
Pure Storage Inc Class A (a)	19,500	884,520
		4,008,270
TOTAL INFORMATION TECHNOLOGY		19,697,511

Materials - 2.8%
Construction Materials - 2.8%
CRH PLC	24,600	2,347,332
Holcim AG	13,260	1,481,778
		3,829,110
TOTAL UNITED STATES		92,488,943
TOTAL COMMON STOCKS (Cost $88,091,900)		123,853,274

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (d)(e)	7	81,996
Valsoft Corp Series A-1.3 (d)(e)	3	35,141
Valsoft Corp Series A-1.4 (d)(e)	3	35,141

TOTAL CANADA		152,278
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(d)(e)	50,623	517,874
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $701,260)		670,152

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	10,102,765	10,104,785
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	975,877	975,975
TOTAL MONEY MARKET FUNDS (Cost $11,080,760)			11,080,760

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $99,873,920)	135,604,186
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,013,068)
NET ASSETS - 100.0%	134,591,118

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,389,438 or 1.0% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,389,438 or 1.0% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $903,329 or 0.7% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd Class D	6/18/21 - 4/05/22	138,336

Valsoft Corp Series A-1.2	3/14/25	81,996

Valsoft Corp Series A-1.3	3/17/25	29,781

Valsoft Corp Series A-1.4	3/17/25	39,484

Wasabi Holdings Inc Series C	3/31/21 - 4/30/21	549,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,261,769	39,908,132	32,065,116	206,195	-	-	10,104,785	10,102,765	0.0%
Fidelity Securities Lending Cash Central Fund	-	18,399,018	17,423,043	172	-	-	975,975	975,877	0.0%
Total	2,261,769	58,307,150	49,488,159	206,367	-	-	11,080,760

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	9,339,666	5,105,700	4,233,966	-
Consumer Discretionary	12,572,894	10,977,314	1,595,580	-
Consumer Staples	1,591,200	1,591,200	-	-
Energy	3,644,126	3,644,126	-	-
Financials	37,776,754	33,782,031	3,761,546	233,177
Health Care	6,349,860	6,349,860	-	-
Industrials	26,251,761	18,474,259	7,777,502	-
Information Technology	22,497,903	22,497,903	-	-
Materials	3,829,110	2,347,332	1,481,778	-

Convertible Preferred Stocks
Information Technology	670,152	-	-	670,152

Money Market Funds	11,080,760	11,080,760	-	-
Total Investments in Securities:	135,604,186	115,850,485	18,850,372	903,329
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $965,664) - See accompanying schedule:
Unaffiliated issuers (cost $88,793,160)	$124,523,426
Fidelity Central Funds (cost $11,080,760)	11,080,760

Total Investment in Securities (cost $99,873,920)		$135,604,186
Foreign currency held at value (cost $1,482,458)		1,486,910
Receivable for investments sold		22
Receivable for fund shares sold		24,695
Dividends receivable		103,849
Distributions receivable from Fidelity Central Funds		39,418
Prepaid expenses		44
Receivable from investment adviser for expense reductions		3,933
Other receivables		40,243
Total assets		137,303,300
Liabilities
Payable for investments purchased	$1,476,492
Payable for fund shares redeemed	52,861
Accrued management fee	108,288
Distribution and service plan fees payable	23,874
Other payables and accrued expenses	74,692
Collateral on securities loaned	975,975
Total liabilities		2,712,182
Net Assets		$134,591,118
Net Assets consist of:
Paid in capital		$89,821,682
Total accumulated earnings (loss)		44,769,436
Net Assets		$134,591,118

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($46,636,900 ÷ 1,997,554 shares)(a)		$23.35
Maximum offering price per share (100/94.25 of $23.35)		$24.77
Class M :
Net Asset Value and redemption price per share ($22,236,404 ÷ 1,030,354 shares)(a)		$21.58
Maximum offering price per share (100/96.50 of $21.58)		$22.36
Class C :
Net Asset Value and offering price per share ($6,203,932 ÷ 346,492 shares)(a)		$17.90
Class I :
Net Asset Value, offering price and redemption price per share ($59,513,882 ÷ 2,342,615 shares)		$25.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$633,904
Income from Fidelity Central Funds (including $172 from security lending)		206,367
Income before foreign taxes withheld		$840,271
Less foreign taxes withheld		(23,726)
Total income		816,545
Expenses
Management fee
Basic fee	$612,797
Performance adjustment	91,934
Distribution and service plan fees	170,207
Custodian fees and expenses	3,255
Independent trustees' fees and expenses	325
Registration fees	53,056
Audit fees	40,779
Legal	3,352
Miscellaneous	1,247
Total expenses before reductions	976,952
Expense reductions	(37,161)
Total expenses after reductions		939,791
Net Investment income (loss)		(123,246)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,469,876
Foreign currency transactions	(23,779)
Total net realized gain (loss)		9,446,097
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $24,643)	(14,852,397)
Assets and liabilities in foreign currencies	3,685
Total change in net unrealized appreciation (depreciation)		(14,848,712)
Net gain (loss)		(5,402,615)
Net increase (decrease) in net assets resulting from operations		$(5,525,861)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(123,246)	$(121,651)
Net realized gain (loss)	9,446,097	11,219,388
Change in net unrealized appreciation (depreciation)	(14,848,712)	32,492,083
Net increase (decrease) in net assets resulting from operations	(5,525,861)	43,589,820
Distributions to shareholders	(10,270,655)	(6,869,783)

Share transactions - net increase (decrease)	8,966,096	4,986,323
Total increase (decrease) in net assets	(6,830,420)	41,706,360

Net Assets
Beginning of period	141,421,538	99,715,178
End of period	$134,591,118	$141,421,538

Financial Highlights
Fidelity Advisor® Global Capital Appreciation Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.98	$19.50	$16.68	$24.21	$18.53	$15.65
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.04)	.08	(.06)	(.09) C	(.08)
Net realized and unrealized gain (loss)	(.78)	7.85	2.74	(5.64)	5.77	3.03
Total from investment operations	(.80)	7.81	2.82	(5.70)	5.68	2.95
Distributions from net investment income	-	(.05)	-	-	-	(.07)
Distributions from net realized gain	(1.83)	(1.27)	-	(1.83)	-	-
Total distributions	(1.83)	(1.33) D	-	(1.83)	-	(.07)
Net asset value, end of period	$23.35	$25.98	$19.50	$16.68	$24.21	$18.53
Total Return E,F,G	(3.71) %	42.09%	16.91%	(25.40)%	30.65%	18.89%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.38% J	1.33%	1.22%	1.31%	1.15%	1.23%
Expenses net of fee waivers, if any	1.30 % J	1.30%	1.22%	1.30%	1.15%	1.23%
Expenses net of all reductions, if any	1.30% J	1.30%	1.22%	1.30%	1.15%	1.21%
Net investment income (loss)	(.19)% J	(.15)%	.42%	(.32)%	(.42)% C	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$46,637	$52,355	$32,433	$28,069	$40,398	$31,247
Portfolio turnover rate K	71 % J	47%	39%	42%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.50)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.17	$18.22	$15.63	$22.85	$17.54	$14.82
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.09)	.03	(.10)	(.14) C	(.12)
Net realized and unrealized gain (loss)	(.71)	7.31	2.56	(5.29)	5.45	2.87
Total from investment operations	(.76)	7.22	2.59	(5.39)	5.31	2.75
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	(1.83)	(1.27)	-	(1.83)	-	-
Total distributions	(1.83)	(1.27)	-	(1.83)	-	(.03)
Net asset value, end of period	$21.58	$24.17	$18.22	$15.63	$22.85	$17.54
Total Return D,E,F	(3.83) %	41.72%	16.57%	(25.56)%	30.27%	18.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.63% I	1.58%	1.47%	1.56%	1.41%	1.51%
Expenses net of fee waivers, if any	1.55 % I	1.55%	1.47%	1.55%	1.41%	1.50%
Expenses net of all reductions, if any	1.55% I	1.55%	1.47%	1.55%	1.41%	1.49%
Net investment income (loss)	(.44)% I	(.40)%	.18%	(.58)%	(.68)% C	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,236	$23,754	$17,748	$16,273	$22,618	$18,864
Portfolio turnover rate J	71 % I	47%	39%	42%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.76)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$15.62	$13.47	$20.04	$15.46	$13.10
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.17)	(.06)	(.17)	(.22) C	(.17)
Net realized and unrealized gain (loss)	(.58)	6.21	2.21	(4.57)	4.80	2.53
Total from investment operations	(.67)	6.04	2.15	(4.74)	4.58	2.36
Distributions from net realized gain	(1.83)	(1.26)	-	(1.83)	-	-
Total distributions	(1.83)	(1.26)	-	(1.83)	-	-
Net asset value, end of period	$17.90	$20.40	$15.62	$13.47	$20.04	$15.46
Total Return D,E,F	(4.11) %	41.03%	15.96%	(25.94)%	29.62%	18.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.13% I	2.08%	2.01%	2.08%	1.92%	1.99%
Expenses net of fee waivers, if any	2.05 % I	2.05%	2.01%	2.05%	1.92%	1.98%
Expenses net of all reductions, if any	2.05% I	2.05%	2.01%	2.05%	1.92%	1.97%
Net investment income (loss)	(.93)% I	(.90)%	(.36)%	(1.07)%	(1.19)% C	(1.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,204	$6,464	$4,192	$4,907	$8,044	$9,134
Portfolio turnover rate J	71 % I	47%	39%	42%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.27)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.08	$20.99	$17.89	$25.75	$19.65	$16.57
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	.16	- C	(.02) D	(.02)
Net realized and unrealized gain (loss)	(.86)	8.45	2.94	(6.03)	6.12	3.21
Total from investment operations	(.85)	8.49	3.10	(6.03)	6.10	3.19
Distributions from net investment income	-	(.13)	-	-	-	(.11)
Distributions from net realized gain	(1.83)	(1.27)	-	(1.83)	-	-
Total distributions	(1.83)	(1.40)	-	(1.83)	-	(.11)
Net asset value, end of period	$25.40	$28.08	$20.99	$17.89	$25.75	$19.65
Total Return E,F	(3.61) %	42.47%	17.33%	(25.14)%	31.04%	19.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06% I	1.01%	.88%	.97%	.82%	.89%
Expenses net of fee waivers, if any	1.05 % I	1.00%	.88%	.96%	.82%	.89%
Expenses net of all reductions, if any	1.05% I	1.00%	.88%	.96%	.82%	.87%
Net investment income (loss)	.06% I	.14%	.76%	.01%	(.09)% D	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$59,514	$58,849	$45,342	$32,058	$49,146	$38,359
Portfolio turnover rate J	71 % I	47%	39%	42%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.17)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, certain foreign taxes, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,849,649
Gross unrealized depreciation	(2,179,704)
Net unrealized appreciation (depreciation)	$35,669,945
Tax cost	$99,934,241

The Fund elected to defer to its next fiscal year approximately $191,804 of ordinary losses recognized during the period January 1, 2024 to October 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	48,643,273	57,883,095
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Global Capital Appreciation Fund	MSCI All Country World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .13%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	65,281	1,833
Class M	.25%	.25%	60,107	551
Class C	.75%	.25%	44,819	17,242
			170,207	19,626

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,951
Class M	410
Class CA	147
7,508

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	237

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Capital Appreciation Fund	2,648,056	2,314,020	1,365,157
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	114
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Global Capital Appreciation Fund	18	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	20,466
Class M	1.55%	9,347
Class C	2.05%	3,702
Class I	1.05%	3,565
		37,080

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $81.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$3,678,544	$2,253,708
Class M	1,793,510	1,218,995
Class C	900,720	351,095
Class I	3,897,881	3,045,985
Total	$10,270,655	$6,869,783
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	140,136	580,194	$3,558,985	$13,581,623
Reinvestment of distributions	140,669	110,134	3,615,183	2,200,473
Shares redeemed	(298,774)	(338,218)	(7,330,707)	(7,868,280)
Net increase (decrease)	(17,969)	352,110	$(156,539)	$7,913,816
Class M
Shares sold	43,008	74,061	$1,009,997	$1,615,042
Reinvestment of distributions	75,247	65,309	1,789,366	1,216,704
Shares redeemed	(70,644)	(130,727)	(1,602,946)	(2,882,762)
Net increase (decrease)	47,611	8,643	$1,196,417	$(51,016)
Class C
Shares sold	208,820	110,150	$4,405,902	$2,044,519
Reinvestment of distributions	45,577	22,230	900,600	351,017
Shares redeemed	(224,824)	(83,851)	(4,126,554)	(1,589,146)
Net increase (decrease)	29,573	48,529	$1,179,948	$806,390
Class I
Shares sold	267,790	714,022	$7,229,672	$18,371,174
Reinvestment of distributions	131,334	134,331	3,669,472	2,893,489
Shares redeemed	(152,325)	(913,085)	(4,152,874)	(24,947,530)
Net increase (decrease)	246,799	(64,732)	$6,746,270	$(3,682,867)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.719689.126
AGLO-SANN-0625
Fidelity Advisor® Diversified International Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Diversified International Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
AUSTRALIA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	189,485	8,092,724
BELGIUM - 1.1%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	90,800	8,338,057
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	42,158	7,696,313
TOTAL BELGIUM		16,034,370
BRAZIL - 0.8%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (a)	3,400	7,924,890
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	322,400	3,002,928
TOTAL BRAZIL		10,927,818
CANADA - 4.8%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	153,816	8,028,869
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corp	48,284	2,179,540
Canadian Natural Resources Ltd	379,002	10,875,757
Imperial Oil Ltd (b)	141,974	9,576,500
MEG Energy Corp	124,569	1,747,544
		24,379,341
Industrials - 0.4%
Professional Services - 0.4%
Thomson Reuters Corp	38,547	7,172,829
Information Technology - 1.2%
Software - 1.2%
Constellation Software Inc/Canada	4,648	16,750,973
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	7,474	0
		16,750,973
Materials - 0.9%
Metals & Mining - 0.9%
Franco-Nevada Corp	73,289	12,594,587
TOTAL CANADA		68,926,599
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	207,500	4,515,821
CHINA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Prosus NV Class N	198,700	9,315,971
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (a)	275,730	2,448,088
DENMARK - 2.7%
Health Care - 1.3%
Pharmaceuticals - 1.3%
Novo Nordisk A/S Series B	283,897	18,981,797
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	94,800	20,093,799
TOTAL DENMARK		39,075,596
FRANCE - 9.3%
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 0.2%
Accor SA	65,900	3,221,355
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	35,856	19,861,687
TOTAL CONSUMER DISCRETIONARY		23,083,042

Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	41,800	3,596,740
Financials - 1.1%
Capital Markets - 0.2%
Amundi SA (d)(e)	43,400	3,409,640
Insurance - 0.9%
AXA SA	276,817	13,092,310
TOTAL FINANCIALS		16,501,950

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	59,385	17,000,215
Industrials - 3.2%
Aerospace & Defense - 2.5%
Safran SA	57,558	15,317,310
Thales SA	71,593	20,054,801
		35,372,111
Electrical Equipment - 0.7%
Legrand SA	89,241	9,807,571
TOTAL INDUSTRIALS		45,179,682

Information Technology - 0.7%
IT Services - 0.4%
Alten SA	9,460	792,504
Capgemini SE	28,721	4,585,375
		5,377,879
Software - 0.3%
Dassault Systemes SE	128,100	4,800,692
TOTAL INFORMATION TECHNOLOGY		10,178,571

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	86,518	17,777,564
TOTAL FRANCE		133,317,764
GERMANY - 11.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG	60,100	2,158,643
Financials - 5.5%
Capital Markets - 1.4%
Deutsche Boerse AG	60,568	19,508,583
Insurance - 4.1%
Allianz SE	70,690	29,235,736
Hannover Rueck SE	38,436	12,296,324
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	25,382	17,376,755
		58,908,815
TOTAL FINANCIALS		78,417,398

Health Care - 1.2%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA (a)	333,300	15,782,799
Pharmaceuticals - 0.1%
Merck KGaA	15,096	2,084,673
TOTAL HEALTH CARE		17,867,472

Industrials - 1.4%
Aerospace & Defense - 0.0%
Rheinmetall AG	904	1,539,560
Electrical Equipment - 0.6%
Siemens Energy AG (a)	108,400	8,366,711
Industrial Conglomerates - 0.8%
Siemens AG	47,580	10,955,833
TOTAL INDUSTRIALS		20,862,104

Information Technology - 2.8%
Software - 2.8%
SAP SE	134,274	39,287,047
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	60,300	11,903,166
TOTAL GERMANY		170,495,830
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd	190,782	1,429,513
INDIA - 1.5%
Financials - 1.3%
Banks - 1.1%
HDFC Bank Ltd	687,200	15,587,858
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(d)(e)	147,824	2,520,399
TOTAL FINANCIALS		18,108,257

Industrials - 0.2%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (e)	63,200	3,346,858
TOTAL INDIA		21,455,115
INDONESIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	11,790,469	6,268,882
IRELAND - 0.5%
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	79,311	6,675,667
ITALY - 3.0%
Financials - 2.5%
Banks - 2.5%
FinecoBank Banca Fineco SpA	455,767	9,069,084
UniCredit SpA	464,036	26,998,013
		36,067,097
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	30,800	1,809,138
Industrials - 0.4%
Machinery - 0.1%
Interpump Group SpA	61,800	2,105,905
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	62,285	2,980,960
TOTAL INDUSTRIALS		5,086,865

TOTAL ITALY		42,963,100
JAPAN - 17.6%
Communication Services - 1.6%
Entertainment - 1.6%
Capcom Co Ltd	203,750	5,898,176
Nintendo Co Ltd	200,000	16,604,002
		22,502,178
Consumer Discretionary - 0.9%
Automobiles - 0.0%
Toyota Motor Corp	74,500	1,422,907
Household Durables - 0.1%
Panasonic Holdings Corp	129,900	1,489,429
Specialty Retail - 0.8%
Fast Retailing Co Ltd	32,916	10,827,550
TOTAL CONSUMER DISCRETIONARY		13,739,886

Financials - 3.1%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	675,130	16,106,721
Financial Services - 0.6%
ORIX Corp	402,171	8,067,562
Insurance - 1.4%
Tokio Marine Holdings Inc	500,771	20,072,092
TOTAL FINANCIALS		44,246,375

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	132,485	15,589,005
Industrials - 7.5%
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	155,450	6,912,357
Industrial Conglomerates - 2.6%
Hitachi Ltd	1,485,740	36,720,829
Machinery - 2.2%
Ebara Corp	178,800	2,685,897
IHI Corp	27,600	2,161,968
Kawasaki Heavy Industries Ltd	77,700	4,634,937
Mitsubishi Heavy Industries Ltd	1,131,818	22,311,355
		31,794,157
Professional Services - 0.4%
BayCurrent Inc	105,259	5,671,734
Trading Companies & Distributors - 1.8%
ITOCHU Corp	283,415	14,494,677
Mitsui & Co Ltd	432,550	8,746,646
MonotaRO Co Ltd	164,600	3,164,101
		26,405,424
TOTAL INDUSTRIALS		107,504,501

Information Technology - 2.5%
IT Services - 0.7%
Fujitsu Ltd	434,553	9,653,796
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp	129,900	5,434,490
Renesas Electronics Corp	400,244	4,696,969
Tokyo Electron Ltd	57,230	8,521,455
		18,652,914
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	358,314	7,339,126
TOTAL INFORMATION TECHNOLOGY		35,645,836

Materials - 0.9%
Chemicals - 0.9%
Shin-Etsu Chemical Co Ltd	465,554	14,167,503
TOTAL JAPAN		253,395,284
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (a)(d)(e)	396,900	7,023,192
MEXICO - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV ADR	263,700	1,627,028
NETHERLANDS - 4.3%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (a)	5,795	3,746,173
Industrials - 2.1%
Professional Services - 1.6%
Wolters Kluwer NV	129,739	22,847,237
Trading Companies & Distributors - 0.5%
IMCD NV	51,375	6,800,690
TOTAL INDUSTRIALS		29,647,927

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV depository receipt	30,650	20,476,652
BE Semiconductor Industries NV	51,945	5,545,637
NXP Semiconductors NV	11,295	2,081,781
		28,104,070
TOTAL NETHERLANDS		61,498,170
SPAIN - 2.7%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA (b)	80,170	4,290,364
Financials - 2.4%
Banks - 2.4%
Banco Santander SA	3,009,605	21,077,103
CaixaBank SA (b)	1,787,222	13,697,636
		34,774,739
TOTAL SPAIN		39,065,103
SWEDEN - 3.1%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	593,491	17,518,285
Industrials - 1.9%
Machinery - 1.9%
Atlas Copco AB A Shares	622,448	9,650,182
Epiroc AB A Shares	106,100	2,292,037
Epiroc AB B Shares	51,800	1,013,972
Indutrade AB	493,571	13,317,813
		26,274,004
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(c)(f)	15,457	304,857
TOTAL SWEDEN		44,097,146
SWITZERLAND - 2.5%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA Series A	80,454	14,216,642
Financials - 1.5%
Capital Markets - 1.5%
Partners Group Holding AG	6,009	7,830,229
UBS Group AG	442,033	13,330,346
		21,160,575
TOTAL SWITZERLAND		35,377,217
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	98,167	16,363,457
UNITED KINGDOM - 15.8%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 2.0%
Compass Group PLC	543,958	18,339,448
InterContinental Hotels Group PLC	102,278	10,914,076
		29,253,524
Leisure Products - 0.3%
Games Workshop Group PLC	19,728	4,051,521
TOTAL CONSUMER DISCRETIONARY		33,305,045

Financials - 5.8%
Banks - 3.0%
HSBC Holdings PLC	441,200	4,918,222
Lloyds Banking Group PLC	17,938,500	17,624,189
NatWest Group PLC	2,463,300	15,844,652
Starling Bank Ltd Class D (a)(c)(f)	1,191,700	3,843,392
		42,230,455
Capital Markets - 2.8%
3i Group PLC	263,381	14,931,343
London Stock Exchange Group PLC	165,955	25,841,106
		40,772,449
TOTAL FINANCIALS		83,002,904

Health Care - 2.0%
Health Care Equipment & Supplies - 0.4%
ConvaTec Group PLC (d)(e)	2,055,000	7,115,139
Pharmaceuticals - 1.6%
Astrazeneca PLC	158,589	22,720,526
TOTAL HEALTH CARE		29,835,665

Industrials - 5.7%
Aerospace & Defense - 3.1%
BAE Systems PLC	863,893	20,027,317
Rolls-Royce Holdings PLC	2,469,038	24,992,774
		45,020,091
Professional Services - 2.2%
Intertek Group PLC	59,400	3,628,804
RELX PLC (Netherlands)	507,272	27,457,402
		31,086,206
Trading Companies & Distributors - 0.4%
Diploma PLC	27,800	1,467,883
RS GROUP PLC	595,292	4,089,697
		5,557,580
TOTAL INDUSTRIALS		81,663,877

TOTAL UNITED KINGDOM		227,807,491
UNITED STATES - 10.7%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (a)	17,600	10,806,048
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Shell PLC	598,701	19,321,125
Financials - 1.4%
Capital Markets - 0.2%
S&P Global Inc	7,055	3,527,853
Financial Services - 0.4%
Mastercard Inc Class A	9,244	5,066,267
Insurance - 0.8%
Marsh & McLennan Cos Inc	53,177	11,989,818
TOTAL FINANCIALS		20,583,938

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Alcon AG	192,054	18,536,405
Industrials - 2.3%
Electrical Equipment - 1.1%
Schneider Electric SE	69,119	16,149,363
Professional Services - 0.5%
Experian PLC	141,490	7,039,274
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	58,597	9,847,429
TOTAL INDUSTRIALS		33,036,066

Materials - 3.6%
Chemicals - 0.9%
Linde PLC	31,042	14,069,165
Construction Materials - 2.7%
CRH PLC (United Kingdom)	178,747	16,756,122
Holcim AG	172,839	19,314,410
James Hardie Industries PLC depository receipt (a)	97,264	2,283,001
		38,353,533
TOTAL MATERIALS		52,422,698

TOTAL UNITED STATES		154,706,280
TOTAL COMMON STOCKS (Cost $886,540,598)		1,382,903,226

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (c)(f)	70	819,960
Valsoft Corp Series A-1.3 (c)(f)	25	292,842
Valsoft Corp Series A-1.4 (c)(f)	32	374,839

TOTAL CANADA		1,487,641
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(c)(f)	10,541	2,051,767
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(c)(f)	372,910	3,814,869
Wasabi Holdings Inc Series D (a)(c)(f)	39,419	647,260

TOTAL UNITED STATES		4,462,129
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,839,338)		8,001,537

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	45,562,055	45,571,167
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	27,152,457	27,155,172
TOTAL MONEY MARKET FUNDS (Cost $72,725,987)			72,726,339

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $968,105,923)	1,463,631,102
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(23,054,715)
NET ASSETS - 100.0%	1,440,576,387

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,068,370 or 1.4% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,415,228 or 1.6% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,149,786 or 0.8% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	2,738,515

Kry International Ab	5/14/21 - 10/30/24	1,022,024

Starling Bank Ltd Class D	6/18/21 - 4/05/22	2,273,444

Valsoft Corp Series A-1.2	3/14/25	819,960

Valsoft Corp Series A-1.3	3/17/25	248,172

Valsoft Corp Series A-1.4	3/17/25	421,167

Wasabi Holdings Inc Series C	3/31/21	4,051,518

Wasabi Holdings Inc Series D	9/09/22	560,006

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,826,310	115,251,066	108,506,209	717,143	-	-	45,571,167	45,562,055	0.1%
Fidelity Securities Lending Cash Central Fund	7,977,214	109,421,949	90,243,991	26,319	-	-	27,155,172	27,152,457	0.1%
Total	46,803,524	224,673,015	198,750,200	743,462	-	-	72,726,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	35,466,869	16,704,224	18,762,645	-
Consumer Discretionary	113,968,564	19,488,130	94,480,434	-
Consumer Staples	11,625,609	8,028,869	3,596,740	-
Energy	43,700,466	24,379,341	19,321,125	-
Financials	393,441,162	122,996,597	266,601,173	3,843,392
Health Care	131,062,183	70,024,682	61,037,501	-
Industrials	386,544,179	124,512,608	262,031,571	-
Information Technology	146,634,811	62,011,004	84,318,950	304,857
Materials	120,459,383	66,916,905	53,542,478	-

Convertible Preferred Stocks
Information Technology	8,001,537	-	-	8,001,537

Money Market Funds	72,726,339	72,726,339	-	-
Total Investments in Securities:	1,463,631,102	587,788,699	863,692,617	12,149,786
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,117,325) - See accompanying schedule:
Unaffiliated issuers (cost $895,379,936)	$1,390,904,763
Fidelity Central Funds (cost $72,725,987)	72,726,339

Total Investment in Securities (cost $968,105,923)		$1,463,631,102
Cash		10,734
Foreign currency held at value (cost $336,519)		339,665
Receivable for investments sold		5,301,045
Receivable for fund shares sold		529,082
Dividends receivable		4,370,884
Reclaims receivable		4,998,892
Distributions receivable from Fidelity Central Funds		126,744
Prepaid expenses		428
Other receivables		42,484
Total assets		1,479,351,060
Liabilities
Payable for investments purchased	$9,300,324
Payable for fund shares redeemed	581,780
Accrued management fee	927,202
Distribution and service plan fees payable	159,619
Other payables and accrued expenses	650,576
Collateral on securities loaned	27,155,172
Total liabilities		38,774,673
Net Assets		$1,440,576,387
Net Assets consist of:
Paid in capital		$863,630,390
Total accumulated earnings (loss)		576,945,997
Net Assets		$1,440,576,387

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($478,626,097 ÷ 17,614,861 shares)(a)		$27.17
Maximum offering price per share (100/94.25 of $27.17)		$28.83
Class M :
Net Asset Value and redemption price per share ($133,630,225 ÷ 4,984,680 shares)(a)		$26.81
Maximum offering price per share (100/96.50 of $26.81)		$27.78
Class C :
Net Asset Value and offering price per share ($15,497,577 ÷ 608,030 shares)(a)		$25.49
Class I :
Net Asset Value, offering price and redemption price per share ($531,000,294 ÷ 19,079,118 shares)		$27.83
Class Z :
Net Asset Value, offering price and redemption price per share ($281,822,194 ÷ 10,150,072 shares)		$27.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$12,822,371
Foreign Tax Reclaims		873,053
Income from Fidelity Central Funds (including $26,319 from security lending)		743,462
Income before foreign taxes withheld		$14,438,886
Less foreign taxes withheld		(1,223,512)
Total income		13,215,374
Expenses
Management fee	$5,666,907
Distribution and service plan fees	993,048
Custodian fees and expenses	42,916
Independent trustees' fees and expenses	3,058
Registration fees	60,712
Audit fees	57,644
Legal	2,016
Miscellaneous	12,071
Total expenses before reductions	6,838,372
Expense reductions	(451)
Total expenses after reductions		6,837,921
Net Investment income (loss)		6,377,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $732,597)	91,179,955
Foreign currency transactions	(156,191)
Total net realized gain (loss)		91,023,764
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $701,299)	(8,252,344)
Assets and liabilities in foreign currencies	435,178
Total change in net unrealized appreciation (depreciation)		(7,817,166)
Net gain (loss)		83,206,598
Net increase (decrease) in net assets resulting from operations		$89,584,051
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,377,453	$13,784,216
Net realized gain (loss)	91,023,764	110,666,017
Change in net unrealized appreciation (depreciation)	(7,817,166)	188,295,758
Net increase (decrease) in net assets resulting from operations	89,584,051	312,745,991
Distributions to shareholders	(80,749,855)	(58,941,242)

Share transactions - net increase (decrease)	27,700,758	(159,236,199)
Total increase (decrease) in net assets	36,534,954	94,568,550

Net Assets
Beginning of period	1,404,041,433	1,309,472,883
End of period	$1,440,576,387	$1,404,041,433

Financial Highlights
Fidelity Advisor® Diversified International Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.05	$22.68	$20.71	$32.52	$25.10	$23.28
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.23	.16	.09	.04
Net realized and unrealized gain (loss)	1.57	5.17	2.16	(8.81)	7.33	2.11
Total from investment operations	1.67	5.38	2.39	(8.65)	7.42	2.15
Distributions from net investment income	(.41)	(.31)	(.02)	(.31)	-	(.26)
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.55)	(1.01) C	(.42)	(3.16)	-	(.33)
Net asset value, end of period	$27.17	$27.05	$22.68	$20.71	$32.52	$25.10
Total Return D,E,F	6.50%	24.35%	11.55%	(29.28)%	29.56%	9.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.12% I	1.14%	1.18%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.12 % I	1.14%	1.17%	1.16%	1.15%	1.18%
Expenses net of all reductions, if any	1.12% I	1.14%	1.17%	1.16%	1.15%	1.17%
Net investment income (loss)	.78% I	.81%	.98%	.65%	.30%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$478,626	$480,646	$420,844	$400,266	$621,221	$513,615
Portfolio turnover rate J	37 % I	33% K	23% K	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.67	$22.37	$20.47	$32.17	$24.90	$23.10
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.17	.10	.01	(.03)
Net realized and unrealized gain (loss)	1.55	5.11	2.13	(8.72)	7.26	2.10
Total from investment operations	1.62	5.25	2.30	(8.62)	7.27	2.07
Distributions from net investment income	(.34)	(.24)	-	(.23)	-	(.20)
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.48)	(.95)	(.40)	(3.08)	-	(.27)
Net asset value, end of period	$26.81	$26.67	$22.37	$20.47	$32.17	$24.90
Total Return C,D,E	6.41%	24.03%	11.24%	(29.46)%	29.20%	9.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.37% H	1.39%	1.44%	1.42%	1.41%	1.45%
Expenses net of fee waivers, if any	1.37 % H	1.39%	1.43%	1.41%	1.41%	1.45%
Expenses net of all reductions, if any	1.37% H	1.39%	1.43%	1.41%	1.41%	1.44%
Net investment income (loss)	.53% H	.56%	.73%	.39%	.04%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$133,630	$132,129	$120,050	$117,565	$183,285	$158,867
Portfolio turnover rate I	37 % H	33% J	23% J	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.35	$21.27	$19.58	$30.84	$23.99	$22.20
Income from Investment Operations
Net investment income (loss) A,B	-	.02	.04	(.04)	(.14)	(.14)
Net realized and unrealized gain (loss)	1.48	4.86	2.05	(8.37)	6.99	2.01
Total from investment operations	1.48	4.88	2.09	(8.41)	6.85	1.87
Distributions from net investment income	(.20)	(.09)	-	-	-	(.01)
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.34)	(.80)	(.40)	(2.85)	-	(.08)
Net asset value, end of period	$25.49	$25.35	$21.27	$19.58	$30.84	$23.99
Total Return C,D,E	6.12%	23.43%	10.67%	(29.88)%	28.55%	8.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.87% H	1.88%	1.99%	1.96%	1.95%	1.98%
Expenses net of fee waivers, if any	1.87 % H	1.88%	1.98%	1.96%	1.95%	1.98%
Expenses net of all reductions, if any	1.87% H	1.88%	1.98%	1.96%	1.95%	1.96%
Net investment income (loss)	.03% H	.07%	.18%	(.16)%	(.50)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,498	$16,784	$18,165	$21,370	$39,465	$47,750
Portfolio turnover rate I	37 % H	33% J	23% J	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.70	$23.20	$21.19	$33.20	$25.57	$23.68
Income from Investment Operations
Net investment income (loss) A,B	.14	.28	.30	.23	.17	.10
Net realized and unrealized gain (loss)	1.61	5.29	2.20	(9.00)	7.47	2.16
Total from investment operations	1.75	5.57	2.50	(8.77)	7.64	2.26
Distributions from net investment income	(.47)	(.36)	(.09)	(.39)	(.01)	(.30)
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.62) C	(1.07)	(.49)	(3.24)	(.01)	(.37)
Net asset value, end of period	$27.83	$27.70	$23.20	$21.19	$33.20	$25.57
Total Return D,E	6.65%	24.66%	11.80%	(29.09)%	29.87%	9.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87% H	.89%	.94%	.91%	.90%	.92%
Expenses net of fee waivers, if any	.87 % H	.89%	.93%	.91%	.90%	.92%
Expenses net of all reductions, if any	.87% H	.89%	.93%	.91%	.90%	.91%
Net investment income (loss)	1.03% H	1.06%	1.23%	.90%	.55%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$531,000	$497,901	$456,881	$457,292	$725,432	$595,094
Portfolio turnover rate I	37 % H	33% J	23% J	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.66	$23.17	$21.18	$33.19	$25.55	$23.67
Income from Investment Operations
Net investment income (loss) A,B	.16	.33	.34	.26	.22	.14
Net realized and unrealized gain (loss)	1.60	5.27	2.19	(8.98)	7.46	2.15
Total from investment operations	1.76	5.60	2.53	(8.72)	7.68	2.29
Distributions from net investment income	(.51)	(.41)	(.14)	(.44)	(.04)	(.34)
Distributions from net realized gain	(1.14)	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.65)	(1.11) C	(.54)	(3.29)	(.04)	(.41)
Net asset value, end of period	$27.77	$27.66	$23.17	$21.18	$33.19	$25.55
Total Return D,E	6.70%	24.86%	11.96%	(28.99)%	30.10%	9.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.72%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.73 % H	.72%	.77%	.75%	.76%	.77%
Expenses net of all reductions, if any	.73% H	.72%	.77%	.75%	.76%	.76%
Net investment income (loss)	1.17% H	1.23%	1.39%	1.05%	.70%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$281,822	$276,581	$293,533	$289,878	$392,850	$289,202
Portfolio turnover rate I	37 % H	33% J	23% J	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$503,336,344
Gross unrealized depreciation	(21,510,268)
Net unrealized appreciation (depreciation)	$481,826,076
Tax cost	$981,805,026

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	254,334,801	303,964,095

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Diversified International Fund	3,978,384	48,796,342	107,774,419
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.86
Class C	.86
Class I	.86
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.84
Class M	.84
Class C	.84
Class I	.84
Class Z	.70

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	586,662	13,367
Class M	.25%	.25%	327,594	3,338
Class C	.75%	.25%	78,792	6,870
			993,048	23,575

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	14,742
Class M	1,936
Class CA	226
16,904

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Diversified International Fund	639

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified International Fund	6,528,954	18,062,916	7,743,063
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Diversified International Fund	1,085
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified International Fund	2,836	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $451.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Diversified International Fund
Distributions to shareholders
Class A	$27,160,473	$18,578,697
Class M	7,358,806	5,021,823
Class C	865,930	661,698
Class I	28,895,301	20,546,569
Class Z	16,469,345	14,132,455
Total	$80,749,855	$58,941,242
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Diversified International Fund
Class A
Shares sold	532,093	754,494	$13,968,863	$19,639,654
Reinvestment of distributions	974,130	731,423	25,005,924	17,371,290
Shares redeemed	(1,663,355)	(2,270,387)	(43,171,256)	(59,315,186)
Net increase (decrease)	(157,132)	(784,470)	$(4,196,469)	$(22,304,242)
Class M
Shares sold	196,098	158,888	$5,124,873	$4,075,303
Reinvestment of distributions	285,480	209,762	7,236,921	4,923,111
Shares redeemed	(450,869)	(780,233)	(11,657,161)	(20,124,425)
Net increase (decrease)	30,709	(411,583)	$704,633	$(11,126,011)
Class C
Shares sold	60,674	59,960	$1,492,700	$1,469,382
Reinvestment of distributions	35,192	28,372	849,899	635,808
Shares redeemed	(150,041)	(280,061)	(3,684,503)	(6,854,142)
Net increase (decrease)	(54,175)	(191,729)	$(1,341,904)	$(4,748,952)
Class I
Shares sold	2,217,999	2,385,971	$59,439,830	$63,789,812
Reinvestment of distributions	915,515	692,981	24,050,567	16,818,651
Shares redeemed	(2,031,106)	(4,794,224)	(54,178,786)	(127,428,483)
Net increase (decrease)	1,102,408	(1,715,272)	$29,311,611	$(46,820,020)
Class Z
Shares sold	973,977	2,708,076	$26,003,612	$72,751,267
Reinvestment of distributions	578,437	550,391	15,149,261	13,319,449
Shares redeemed	(1,403,412)	(5,924,055)	(37,929,986)	(160,307,690)
Net increase (decrease)	149,002	(2,665,588)	$3,222,887	$(74,236,974)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.720067.126
ADIF-SANN-0625
Fidelity Advisor® International Capital Appreciation Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® International Capital Appreciation Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
BRAZIL - 1.6%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
MercadoLibre Inc (a)	67,127	156,462,968
CANADA - 7.0%
Financials - 1.6%
Capital Markets - 1.6%
Brookfield Asset Management Ltd Class A (United States) (b)	2,955,793	157,632,441
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	709,392	132,003,720
Information Technology - 4.1%
IT Services - 2.2%
Shopify Inc Class A (United States) (a)	2,178,640	206,970,800
Software - 1.9%
Constellation Software Inc/Canada	52,784	190,228,773
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	50,717	4
		190,228,777
TOTAL INFORMATION TECHNOLOGY		397,199,577

TOTAL CANADA		686,835,738
CHINA - 3.1%
Communication Services - 2.9%
Interactive Media & Services - 2.9%
Tencent Holdings Ltd	4,733,065	289,904,749
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	280,978	16,574,892
TOTAL CHINA		306,479,641
DENMARK - 1.7%
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	801,521	169,890,307
FRANCE - 8.6%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	64,191	173,870,589
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	509,538	145,866,052
Industrials - 3.6%
Aerospace & Defense - 1.9%
Safran SA	686,178	182,605,402
Building Products - 1.7%
Cie de Saint-Gobain SA	1,553,267	168,868,108
TOTAL INDUSTRIALS		351,473,510

Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	844,427	173,511,348
TOTAL FRANCE		844,721,499
GERMANY - 12.3%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG	5,204,900	186,947,127
Financials - 3.4%
Capital Markets - 1.5%
Deutsche Boerse AG	472,774	152,277,620
Insurance - 1.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	259,946	177,961,471
TOTAL FINANCIALS		330,239,091

Industrials - 2.5%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	212,125	73,028,934
Electrical Equipment - 1.8%
Siemens Energy AG (a)	2,296,215	177,230,329
TOTAL INDUSTRIALS		250,259,263

Information Technology - 2.5%
Software - 2.5%
SAP SE	851,374	249,102,360
Materials - 2.0%
Construction Materials - 2.0%
Heidelberg Materials AG	977,030	192,864,855
TOTAL GERMANY		1,209,412,696
INDIA - 7.0%
Communication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Bharti Airtel Ltd	7,860,071	173,144,253
Financials - 3.7%
Banks - 3.7%
HDFC Bank Ltd	8,229,592	186,673,036
ICICI Bank Ltd	10,806,340	181,400,445
		368,073,481
Industrials - 1.5%
Construction & Engineering - 1.5%
Larsen & Toubro Ltd	3,702,761	146,366,161
TOTAL INDIA		687,583,895
ISRAEL - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Hapoalim BM	5,585,303	81,806,144
ITALY - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	260,569	118,546,534
JAPAN - 6.0%
Consumer Discretionary - 1.9%
Household Durables - 1.9%
Sony Group Corp	7,314,827	192,985,599
Industrials - 4.1%
Industrial Conglomerates - 2.1%
Hitachi Ltd	8,421,059	208,130,809
Machinery - 2.0%
Mitsubishi Heavy Industries Ltd	9,803,519	193,255,269
TOTAL INDUSTRIALS		401,386,078

TOTAL JAPAN		594,371,677
NETHERLANDS - 5.4%
Industrials - 1.7%
Professional Services - 1.7%
Wolters Kluwer NV	968,470	170,549,051
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
ASM International NV	297,654	143,410,026
ASML Holding NV	328,321	216,654,144
		360,064,170
TOTAL NETHERLANDS		530,613,221
SPAIN - 1.4%
Industrials - 1.3%
Transportation Infrastructure - 1.3%
Aena SME SA (d)(e)	497,800	124,854,706
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	769,897	13,878,056
TOTAL SPAIN		138,732,762
SWEDEN - 0.6%
Industrials - 0.6%
Machinery - 0.6%
Atlas Copco AB A Shares	3,663,495	56,797,344
SWITZERLAND - 4.9%
Financials - 4.9%
Capital Markets - 3.2%
Partners Group Holding AG	106,490	138,765,366
UBS Group AG	5,752,308	173,471,795
		312,237,161
Insurance - 1.7%
Zurich Insurance Group AG	243,343	172,596,092
TOTAL SWITZERLAND		484,833,253
TAIWAN - 4.2%
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co Ltd	14,542,283	411,226,214
UNITED KINGDOM - 8.5%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
InterContinental Hotels Group PLC	1,218,361	130,011,192
Financials - 3.3%
Capital Markets - 3.3%
3i Group PLC	3,085,560	174,923,605
London Stock Exchange Group PLC	975,459	151,890,210
		326,813,815
Industrials - 3.9%
Aerospace & Defense - 2.1%
Rolls-Royce Holdings PLC	20,117,050	203,634,326
Professional Services - 1.8%
RELX PLC	3,236,244	176,618,501
TOTAL INDUSTRIALS		380,252,827

TOTAL UNITED KINGDOM		837,077,834
UNITED STATES - 24.0%
Communication Services - 1.9%
Entertainment - 1.9%
Spotify Technology SA (a)	309,448	189,994,883
Financials - 8.3%
Capital Markets - 2.6%
Moody's Corp	280,286	127,003,192
S&P Global Inc	259,830	129,927,992
		256,931,184
Financial Services - 3.0%
Mastercard Inc Class A	258,331	141,580,888
Visa Inc Class A	424,671	146,723,831
		288,304,719
Insurance - 2.7%
Arthur J Gallagher & Co	414,507	132,928,250
Marsh & McLennan Cos Inc	565,356	127,470,817
		260,399,067
TOTAL FINANCIALS		805,634,970

Industrials - 7.9%
Building Products - 1.5%
Trane Technologies PLC	388,115	148,768,361
Commercial Services & Supplies - 1.3%
Waste Connections Inc	644,571	127,301,136
Construction & Engineering - 1.5%
Ferrovial SE	3,127,800	151,937,914
Electrical Equipment - 2.1%
Schneider Electric SE	868,334	202,882,578
Professional Services - 1.5%
Experian PLC	2,892,353	143,897,560
TOTAL INDUSTRIALS		774,787,549

Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc	873,146	168,054,411
Software - 1.4%
Synopsys Inc (a)	298,641	137,079,205
TOTAL INFORMATION TECHNOLOGY		305,133,616

Materials - 2.8%
Chemicals - 1.2%
Linde PLC	272,731	123,609,871
Construction Materials - 1.6%
Holcim AG	1,386,729	154,964,168
TOTAL MATERIALS		278,574,039

TOTAL UNITED STATES		2,354,125,057
TOTAL COMMON STOCKS (Cost $7,001,881,122)		9,669,516,784

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	97,279,006	97,298,462
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	50,990,901	50,996,000
TOTAL MONEY MARKET FUNDS (Cost $148,294,462)			148,294,462

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $7,150,175,584)	9,817,811,246
NET OTHER ASSETS (LIABILITIES) - 0.2%	23,241,941
NET ASSETS - 100.0%	9,841,053,187

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $124,854,706 or 1.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,854,706 or 1.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,108,485	1,722,779,581	1,681,589,604	2,028,384	-	-	97,298,462	97,279,006	0.2%
Fidelity Securities Lending Cash Central Fund	141,768,000	216,548,766	307,320,766	43,353	-	-	50,996,000	50,990,901	0.2%
Total	197,876,485	1,939,328,347	1,988,910,370	2,071,737	-	-	148,294,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	839,991,012	189,994,883	649,996,129	-
Consumer Discretionary	788,451,774	465,454,983	322,996,791	-
Financials	2,555,033,195	1,357,310,716	1,197,722,479	-
Health Care	145,866,052	145,866,052	-	-
Industrials	2,958,620,516	985,241,166	1,973,379,350	-
Information Technology	1,722,725,937	1,062,397,359	660,328,574	4
Materials	644,950,242	316,474,726	328,475,516	-
Utilities	13,878,056	-	13,878,056	-

Money Market Funds	148,294,462	148,294,462	-	-
Total Investments in Securities:	9,817,811,246	4,671,034,347	5,146,776,895	4
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,447,576) - See accompanying schedule:
Unaffiliated issuers (cost $7,001,881,122)	$9,669,516,784
Fidelity Central Funds (cost $148,294,462)	148,294,462

Total Investment in Securities (cost $7,150,175,584)		$9,817,811,246
Foreign currency held at value (cost $14,326,152)		14,326,406
Receivable for investments sold		116,096,638
Receivable for fund shares sold		8,418,818
Dividends receivable		11,360,802
Reclaims receivable		15,918,924
Distributions receivable from Fidelity Central Funds		319,942
Prepaid expenses		2,513
Other receivables		2,357,062
Total assets		9,986,612,351
Liabilities
Payable for investments purchased	$50,643,093
Payable for fund shares redeemed	7,142,276
Accrued management fee	7,058,057
Distribution and service plan fees payable	288,669
Deferred taxes	29,149,944
Other payables and accrued expenses	281,125
Collateral on securities loaned	50,996,000
Total liabilities		145,559,164
Net Assets		$9,841,053,187
Net Assets consist of:
Paid in capital		$7,451,301,747
Total accumulated earnings (loss)		2,389,751,440
Net Assets		$9,841,053,187

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($674,119,067 ÷ 21,241,922 shares)(a)		$31.74
Maximum offering price per share (100/94.25 of $31.74)		$33.68
Class M :
Net Asset Value and redemption price per share ($201,043,757 ÷ 6,550,677 shares)(a)		$30.69
Maximum offering price per share (100/96.50 of $30.69)		$31.80
Class C :
Net Asset Value and offering price per share ($97,508,441 ÷ 3,626,905 shares)(a)		$26.88
Class I :
Net Asset Value, offering price and redemption price per share ($6,291,846,970 ÷ 183,930,096 shares)		$34.21
Class Z :
Net Asset Value, offering price and redemption price per share ($2,576,534,952 ÷ 75,097,156 shares)		$34.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$50,912,791
Foreign Tax Reclaims		5,218,217
Income from Fidelity Central Funds (including $43,353 from security lending)		2,071,737
Income before foreign taxes withheld		$58,202,745
Less foreign taxes withheld		(6,708,049)
Total income		51,494,696
Expenses
Management fee
Basic fee	$35,001,236
Performance adjustment	3,128,373
Distribution and service plan fees	1,790,367
Custodian fees and expenses	443,763
Independent trustees' fees and expenses	19,448
Registration fees	354,556
Audit fees	106,173
Legal	7,181
Interest	149,837
Miscellaneous	37,750
Total expenses before reductions	41,038,684
Expense reductions	(27,320)
Total expenses after reductions		41,011,364
Net Investment income (loss)		10,483,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $971,713)	64,543,422
Foreign currency transactions	1,893,578
Total net realized gain (loss)		66,437,000
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $172,473)	418,634,093
Assets and liabilities in foreign currencies	1,311,537
Total change in net unrealized appreciation (depreciation)		419,945,630
Net gain (loss)		486,382,630
Net increase (decrease) in net assets resulting from operations		$496,865,962
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,483,332	$33,926,687
Net realized gain (loss)	66,437,000	365,993,014
Change in net unrealized appreciation (depreciation)	419,945,630	1,340,886,889
Net increase (decrease) in net assets resulting from operations	496,865,962	1,740,806,590
Distributions to shareholders	(61,118,672)	(23,553,740)

Share transactions - net increase (decrease)	691,275,813	1,277,028,450
Total increase (decrease) in net assets	1,127,023,103	2,994,281,300

Net Assets
Beginning of period	8,714,030,084	5,719,748,784
End of period	$9,841,053,187	$8,714,030,084

Financial Highlights
Fidelity Advisor® International Capital Appreciation Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.27	$23.51	$20.33	$30.72	$24.14	$21.45
Income from Investment Operations
Net investment income (loss) A,B	- C	.06	.06	(.04)	(.09)	- C
Net realized and unrealized gain (loss)	1.63	6.74	3.12	(9.21)	6.67	2.77
Total from investment operations	1.63	6.80	3.18	(9.25)	6.58	2.77
Distributions from net investment income	(.16)	(.04)	-	-	-	(.08)
Distributions from net realized gain	-	-	-	(1.14)	-	-
Total distributions	(.16)	(.04)	-	(1.14)	-	(.08)
Net asset value, end of period	$31.74	$30.27	$23.51	$20.33	$30.72	$24.14
Total Return D,E,F	5.40%	28.97%	15.64%	(31.18)%	27.26%	12.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.14% I	1.14%	1.06%	1.24%	1.23%	1.28%
Expenses net of fee waivers, if any	1.14 % I	1.14%	1.06%	1.24%	1.23%	1.28%
Expenses net of all reductions, if any	1.14% I	1.14%	1.06%	1.24%	1.23%	1.24%
Net investment income (loss)	(.01)% I	.19%	.23%	(.18)%	(.30)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$674,119	$643,559	$464,374	$400,112	$592,640	$382,795
Portfolio turnover rate J	86 % I	63%	80%	110% K	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.26	$22.74	$19.71	$29.82	$23.49	$20.89
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.02)	(.01)	(.10)	(.15)	(.06)
Net realized and unrealized gain (loss)	1.57	6.54	3.04	(8.95)	6.48	2.70
Total from investment operations	1.53	6.52	3.03	(9.05)	6.33	2.64
Distributions from net investment income	(.10)	-	-	-	-	(.04)
Distributions from net realized gain	-	-	-	(1.06)	-	-
Total distributions	(.10)	-	-	(1.06)	-	(.04)
Net asset value, end of period	$30.69	$29.26	$22.74	$19.71	$29.82	$23.49
Total Return C,D,E	5.24%	28.67%	15.37%	(31.39)%	26.95%	12.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.39% H	1.39%	1.31%	1.49%	1.49%	1.53%
Expenses net of fee waivers, if any	1.39 % H	1.39%	1.31%	1.49%	1.48%	1.53%
Expenses net of all reductions, if any	1.39% H	1.39%	1.31%	1.49%	1.48%	1.49%
Net investment income (loss)	(.26)% H	(.06)%	(.02)%	(.43)%	(.55)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$201,044	$192,004	$149,358	$126,232	$191,997	$143,072
Portfolio turnover rate I	86 % H	63%	80%	110% J	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.61	$20.00	$17.43	$26.58	$21.04	$18.77
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.14)	(.11)	(.20)	(.26)	(.15)
Net realized and unrealized gain (loss)	1.37	5.75	2.68	(7.92)	5.80	2.42
Total from investment operations	1.27	5.61	2.57	(8.12)	5.54	2.27
Distributions from net realized gain	-	-	-	(1.03)	-	-
Total distributions	-	-	-	(1.03)	-	-
Net asset value, end of period	$26.88	$25.61	$20.00	$17.43	$26.58	$21.04
Total Return C,D,E	4.96%	28.05%	14.74%	(31.70)%	26.33%	12.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.89% H	1.90%	1.81%	1.99%	1.98%	2.02%
Expenses net of fee waivers, if any	1.89 % H	1.89%	1.81%	1.99%	1.98%	2.02%
Expenses net of all reductions, if any	1.89% H	1.89%	1.81%	1.99%	1.98%	1.99%
Net investment income (loss)	(.76)% H	(.56)%	(.52)%	(.93)%	(1.05)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$97,508	$105,449	$96,072	$97,124	$169,018	$125,630
Portfolio turnover rate I	86 % H	63%	80%	110% J	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.64	$25.33	$21.85	$32.92	$25.83	$22.93
Income from Investment Operations
Net investment income (loss) A,B	.04	.14	.13	.02	(.01)	.06
Net realized and unrealized gain (loss)	1.75	7.28	3.35	(9.88)	7.13	2.97
Total from investment operations	1.79	7.42	3.48	(9.86)	7.12	3.03
Distributions from net investment income	(.22)	(.11)	-	-	(.03)	(.13)
Distributions from net realized gain	-	-	-	(1.21)	-	-
Total distributions	(.22)	(.11)	-	(1.21)	(.03)	(.13)
Net asset value, end of period	$34.21	$32.64	$25.33	$21.85	$32.92	$25.83
Total Return C,D	5.52%	29.34%	15.93%	(31.01)%	27.60%	13.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.89% G	.89%	.80%	.98%	.97%	1.01%
Expenses net of fee waivers, if any	.89 % G	.88%	.79%	.97%	.97%	1.01%
Expenses net of all reductions, if any	.89% G	.88%	.79%	.97%	.97%	.97%
Net investment income (loss)	.24% G	.45%	.49%	.08%	(.04)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,291,847	$5,528,021	$3,758,357	$3,228,604	$6,128,293	$3,883,309
Portfolio turnover rate H	86 % G	63%	80%	110% I	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.76	$25.43	$21.90	$32.99	$25.88	$22.96
Income from Investment Operations
Net investment income (loss) A,B	.06	.18	.16	.06	.03	.09
Net realized and unrealized gain (loss)	1.76	7.29	3.37	(9.91)	7.14	2.98
Total from investment operations	1.82	7.47	3.53	(9.85)	7.17	3.07
Distributions from net investment income	(.27)	(.14)	-	-	(.06)	(.15)
Distributions from net realized gain	-	-	-	(1.24)	-	-
Total distributions	(.27)	(.14)	-	(1.24)	(.06)	(.15)
Net asset value, end of period	$34.31	$32.76	$25.43	$21.90	$32.99	$25.88
Total Return C,D	5.58%	29.44%	16.12%	(30.93)%	27.73%	13.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.77% G	.76%	.67%	.85%	.85%	.88%
Expenses net of fee waivers, if any	.77 % G	.76%	.67%	.85%	.85%	.88%
Expenses net of all reductions, if any	.77% G	.76%	.67%	.85%	.85%	.84%
Net investment income (loss)	.35% G	.57%	.62%	.21%	.09%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,576,535	$2,244,997	$1,251,587	$893,180	$1,845,967	$1,130,329
Portfolio turnover rate H	86 % G	63%	80%	110% I	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,690,592,280
Gross unrealized depreciation	(71,087,650)
Net unrealized appreciation (depreciation)	$2,619,504,630
Tax cost	$7,198,306,616

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(283,412,891)
Long-term	-
Total capital loss carryforward	$(283,412,891)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	4,453,326,485	3,929,752,445

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.85
Class I	.84
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
Class I	.80
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor International Capital Appreciation Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .07%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	802,543	45,997
Class M	.25%	.25%	485,792	5,245
Class C	.75%	.25%	502,032	54,188
			1,790,367	105,430

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	98,350
Class M	3,928
Class CA	190
102,468
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	2,860

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor International Capital Appreciation Fund	Borrower	34,629,382	4.58%	149,837

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. <*Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor International Capital Appreciation Fund	279,915,338	172,427,001	9,739,412

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	7,029

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor International Capital Appreciation Fund	4,864	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $27,320.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$3,327,848	$870,929
Class M	649,115	-
Class I	38,185,601	15,991,995
Class Z	18,956,108	6,690,816
Total	$61,118,672	$23,553,740

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	2,598,015	5,808,743	$79,625,836	$169,048,534
Reinvestment of distributions	102,808	31,487	3,161,339	831,259
Shares redeemed	(2,719,583)	(4,334,796)	(83,183,757)	(125,148,012)
Net increase (decrease)	(18,760)	1,505,434	$(396,582)	$44,731,781
Class M
Shares sold	450,825	1,113,295	$13,252,771	$31,447,656
Reinvestment of distributions	21,718	-	646,547	-
Shares redeemed	(484,942)	(1,119,030)	(14,271,847)	(31,087,875)
Net increase (decrease)	(12,399)	(5,735)	$(372,529)	$359,781
Class C
Shares sold	228,317	529,931	$5,919,489	$13,012,983
Shares redeemed	(719,476)	(1,215,180)	(18,699,767)	(29,852,476)
Net increase (decrease)	(491,159)	(685,249)	$(12,780,278)	$(16,839,493)
Class I
Shares sold	39,827,032	70,383,221	$1,314,185,106	$2,192,561,556
Reinvestment of distributions	974,811	460,990	32,285,754	13,087,499
Shares redeemed	(26,249,884)	(49,827,073)	(859,970,132)	(1,569,187,346)
Net increase (decrease)	14,551,959	21,017,138	$486,500,728	$636,461,709
Class Z
Shares sold	16,606,263	36,793,530	$549,332,105	$1,169,069,923
Reinvestment of distributions	453,801	186,982	15,066,192	5,323,368
Shares redeemed	(10,490,461)	(17,679,228)	(346,073,823)	(562,078,619)
Net increase (decrease)	6,569,603	19,301,284	$218,324,474	$612,314,672

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity International Capital Appreciation Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on July 17, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity International Capital Appreciation Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity International Capital Appreciation Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity International Capital Appreciation Fund access to a larger portfolio with a similar investment objective.

The Fidelity International Capital Appreciation Fund shareholders approved the reorganization which is expected to become effective during July 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Advisor International Capital Appreciation Fund
At its January 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for Retail Class of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its January 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to Retail Class of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of Retail Class of the fund and the estimated total expense ratio of Retail Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for Retail Class of the fund is below the median fee rate of funds with similar Morningstar classifications and the proposed maximum class-level management fee rate for Retail Class of the fund is above the median fee rate of funds with similar Morningstar classifications because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Retail Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the Retail Class's management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I employs a standard expense structure and does not include fund paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of Retail Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for Retail Class was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.703428.127
AICAP-SANN-0625
Fidelity Advisor® Overseas Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Overseas Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	129,400	1,438,244
BELGIUM - 1.1%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	41,875	3,845,332
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	40,800	630,445
TOTAL BELGIUM		4,475,777
CANADA - 1.9%
Information Technology - 1.9%
Software - 1.9%
Constellation Software Inc/Canada	1,980	7,135,742
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	2,780	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	22,141	715,816

TOTAL CANADA		7,851,558
CHINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	2,800	165,171
DENMARK - 2.8%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	44,400	2,968,653
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	31,900	6,761,521
Materials - 0.5%
Chemicals - 0.5%
Novonesis Novozymes B Series B	28,830	1,864,390
TOTAL DENMARK		11,594,564
FRANCE - 11.3%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 1.0%
Accor SA	89,000	4,350,540
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	418	1,132,213
LVMH Moet Hennessy Louis Vuitton SE	8,836	4,894,520
		6,026,733
TOTAL CONSUMER DISCRETIONARY		10,377,273

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
EssilorLuxottica SA	18,825	5,389,055
Industrials - 3.7%
Aerospace & Defense - 3.7%
Safran SA	33,200	8,835,170
Thales SA	22,100	6,190,704
		15,025,874
Information Technology - 1.8%
IT Services - 0.4%
Alten SA	22,075	1,849,317
Software - 1.4%
Dassault Systemes SE	150,500	5,640,157
TOTAL INFORMATION TECHNOLOGY		7,489,474

Materials - 2.0%
Chemicals - 2.0%
Air Liquide SA	39,511	8,118,650
TOTAL FRANCE		46,400,326
GERMANY - 12.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom AG	190,300	6,835,105
Financials - 5.9%
Capital Markets - 2.0%
Deutsche Boerse AG	25,803	8,310,989
Insurance - 3.9%
Allianz SE	21,523	8,901,411
Hannover Rueck SE	22,829	7,303,382
		16,204,793
TOTAL FINANCIALS		24,515,782

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA (c)	56,300	2,665,981
Industrials - 0.6%
Aerospace & Defense - 0.6%
MTU Aero Engines AG	6,685	2,301,466
Information Technology - 3.4%
Software - 3.4%
SAP SE	47,400	13,868,701
TOTAL GERMANY		50,187,035
INDIA - 1.0%
Financials - 1.0%
Banks - 1.0%
HDFC Bank Ltd	175,084	3,971,456
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	6,722,900	3,574,502
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	51,400	4,326,377
ITALY - 4.2%
Financials - 3.0%
Banks - 3.0%
FinecoBank Banca Fineco SpA	219,863	4,374,946
UniCredit SpA	136,889	7,964,320
		12,339,266
Health Care - 1.0%
Pharmaceuticals - 1.0%
Recordati Industria Chimica e Farmaceutica SpA	71,320	4,189,214
Industrials - 0.2%
Machinery - 0.2%
GVS SpA (a)(b)(c)	28,462	137,839
Interpump Group SpA	18,000	613,370
		751,209
TOTAL ITALY		17,279,689
JAPAN - 13.6%
Communication Services - 2.4%
Entertainment - 2.4%
Capcom Co Ltd	103,800	3,004,813
Nintendo Co Ltd	84,700	7,031,795
		10,036,608
Consumer Staples - 1.3%
Food Products - 1.3%
Ajinomoto Co Inc	259,300	5,303,746
Financials - 2.2%
Insurance - 2.2%
Tokio Marine Holdings Inc	221,389	8,873,797
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	52,131	6,134,056
Industrials - 4.4%
Industrial Conglomerates - 2.3%
Hitachi Ltd	388,000	9,589,620
Machinery - 1.4%
Ebara Corp	71,000	1,066,547
Mitsubishi Heavy Industries Ltd	233,300	4,599,008
		5,665,555
Professional Services - 0.7%
BayCurrent Inc	57,300	3,087,530
TOTAL INDUSTRIALS		18,342,705

Information Technology - 1.8%
IT Services - 0.3%
TIS Inc	42,727	1,234,475
Semiconductors & Semiconductor Equipment - 0.6%
Tokyo Electron Ltd	16,081	2,394,435
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	175,300	3,590,563
TOTAL INFORMATION TECHNOLOGY		7,219,473

TOTAL JAPAN		55,910,385
NETHERLANDS - 6.4%
Communication Services - 1.5%
Entertainment - 1.5%
Universal Music Group NV	210,100	6,178,089
Industrials - 3.0%
Professional Services - 2.1%
Wolters Kluwer NV	47,041	8,283,992
Trading Companies & Distributors - 0.9%
IMCD NV	29,550	3,911,638
TOTAL INDUSTRIALS		12,195,630

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	10,938	7,217,824
Software - 0.1%
Topicus.com Inc (c)	6,230	745,557
TOTAL INFORMATION TECHNOLOGY		7,963,381

TOTAL NETHERLANDS		26,337,100
SPAIN - 3.2%
Financials - 3.2%
Banks - 3.2%
Banco Santander SA	951,800	6,665,721
CaixaBank SA (e)	849,100	6,507,676

TOTAL SPAIN		13,173,397
SWEDEN - 2.9%
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
AddLife AB B Shares	124,837	2,363,579
Industrials - 2.3%
Machinery - 2.3%
Atlas Copco AB A Shares	298,392	4,626,149
Indutrade AB	180,725	4,876,424
		9,502,573
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(f)	7,253	143,050
TOTAL SWEDEN		12,009,202
SWITZERLAND - 1.4%
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	4,440	5,785,691
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd	143,300	4,052,233
UNITED KINGDOM - 16.8%
Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 3.2%
Compass Group PLC	240,054	8,093,378
InterContinental Hotels Group PLC	46,928	5,007,683
		13,101,061
Financials - 5.8%
Banks - 1.7%
NatWest Group PLC	1,088,900	7,004,117
Capital Markets - 4.1%
3i Group PLC	144,700	8,203,193
London Stock Exchange Group PLC	55,400	8,626,419
		16,829,612
TOTAL FINANCIALS		23,833,729

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
ConvaTec Group PLC (a)(b)	479,500	1,660,199
Industrials - 6.5%
Aerospace & Defense - 2.7%
BAE Systems PLC	140,500	3,257,160
Rolls-Royce Holdings PLC	796,900	8,066,600
		11,323,760
Professional Services - 3.0%
Intertek Group PLC	37,900	2,315,348
RELX PLC	181,784	9,920,889
		12,236,237
Trading Companies & Distributors - 0.8%
Diploma PLC	61,267	3,234,994
TOTAL INDUSTRIALS		26,794,991

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Halma PLC	108,067	3,969,216
TOTAL UNITED KINGDOM		69,359,196
UNITED STATES - 15.1%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (c)	6,200	3,806,675
Financials - 4.4%
Capital Markets - 1.6%
S&P Global Inc	12,831	6,416,142
Financial Services - 1.2%
Visa Inc Class A	15,100	5,217,050
Insurance - 1.6%
Marsh & McLennan Cos Inc	29,530	6,658,129
TOTAL FINANCIALS		18,291,321

Health Care - 2.3%
Health Care Equipment & Supplies - 1.6%
Alcon AG	66,390	6,407,739
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific Inc	7,100	3,045,900
TOTAL HEALTH CARE		9,453,639

Industrials - 3.2%
Electrical Equipment - 1.4%
Schneider Electric SE	24,700	5,771,051
Professional Services - 1.7%
Experian PLC	137,200	6,825,842
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	3,900	655,409
TOTAL INDUSTRIALS		13,252,302

Materials - 4.3%
Chemicals - 1.6%
Linde PLC	14,134	6,405,953
Construction Materials - 2.7%
CRH PLC	50,000	4,771,000
Holcim AG	57,630	6,440,036
		11,211,036
TOTAL MATERIALS		17,616,989

TOTAL UNITED STATES		62,420,926
TOTAL COMMON STOCKS (Cost $263,110,314)		400,312,829

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	10,133,642	10,135,669
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	6,339,271	6,339,904
TOTAL MONEY MARKET FUNDS (Cost $16,475,573)			16,475,573

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $279,585,887)	416,788,402
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,550,087)
NET ASSETS - 100.0%	412,238,315

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,952,098 or 1.0% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,236,282 or 0.8% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $143,050 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	479,694

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,788,487	51,312,057	46,964,875	126,227	-	-	10,135,669	10,133,642	0.0%
Fidelity Securities Lending Cash Central Fund	141,774	11,538,870	5,340,740	5,694	-	-	6,339,904	6,339,271	0.0%
Total	5,930,261	62,850,927	52,305,615	131,921	-	-	16,475,573

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	26,856,477	6,811,488	20,044,989	-
Consumer Discretionary	23,643,505	5,647,924	17,995,581	-
Consumer Staples	5,303,746	-	5,303,746	-
Financials	119,642,517	47,704,637	71,937,880	-
Health Care	34,824,376	25,721,667	9,102,709	-
Industrials	109,885,093	35,913,451	73,971,642	-
Information Technology	52,557,086	22,867,947	29,546,089	143,050
Materials	27,600,029	13,041,343	14,558,686	-

Money Market Funds	16,475,573	16,475,573	-	-
Total Investments in Securities:	416,788,402	174,184,030	242,461,322	143,050
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,810,390) - See accompanying schedule:
Unaffiliated issuers (cost $263,110,314)	$400,312,829
Fidelity Central Funds (cost $16,475,573)	16,475,573

Total Investment in Securities (cost $279,585,887)		$416,788,402
Foreign currency held at value (cost $1,821)		1,820
Receivable for investments sold		2,263,804
Receivable for fund shares sold		180,438
Dividends receivable		951,924
Reclaims receivable		2,130,994
Distributions receivable from Fidelity Central Funds		35,915
Prepaid expenses		118
Receivable from investment adviser for expense reductions		36,261
Other receivables		72,817
Total assets		422,462,493
Liabilities
Payable for investments purchased	$2,981,829
Payable for fund shares redeemed	400,801
Accrued management fee	236,153
Distribution and service plan fees payable	83,355
Other payables and accrued expenses	182,135
Collateral on securities loaned	6,339,905
Total liabilities		10,224,178
Net Assets		$412,238,315
Net Assets consist of:
Paid in capital		$278,745,138
Total accumulated earnings (loss)		133,493,177
Net Assets		$412,238,315

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($49,921,174 ÷ 1,437,140 shares)(a)		$34.74
Maximum offering price per share (100/94.25 of $34.74)		$36.86
Class M :
Net Asset Value and redemption price per share ($180,102,738 ÷ 5,048,176 shares)(a)		$35.68
Maximum offering price per share (100/96.50 of $35.68)		$36.97
Class C :
Net Asset Value and offering price per share ($2,766,788 ÷ 83,664 shares)(a)		$33.07
Class I :
Net Asset Value, offering price and redemption price per share ($60,797,228 ÷ 1,697,243 shares)		$35.82
Class Z :
Net Asset Value, offering price and redemption price per share ($118,650,387 ÷ 3,319,174 shares)		$35.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$3,084,205
Foreign Tax Reclaims		438,802
Income from Fidelity Central Funds (including $5,694 from security lending)		131,921
Income before foreign taxes withheld		$3,654,928
Less foreign taxes withheld		(294,987)
Total income		3,359,941
Expenses
Management fee
Basic fee	$1,557,456
Performance adjustment	(248,561)
Distribution and service plan fees	507,821
Custodian fees and expenses	20,449
Independent trustees' fees and expenses	851
Registration fees	51,413
Audit fees	54,194
Legal	2,015
Miscellaneous	38,818
Total expenses before reductions	1,984,456
Expense reductions	(36,355)
Total expenses after reductions		1,948,101
Net Investment income (loss)		1,411,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,903,433
Foreign currency transactions	28,362
Total net realized gain (loss)		12,931,795
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $60,207)	17,461,337
Assets and liabilities in foreign currencies	132,147
Total change in net unrealized appreciation (depreciation)		17,593,484
Net gain (loss)		30,525,279
Net increase (decrease) in net assets resulting from operations		$31,937,119
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,411,840	$3,093,963
Net realized gain (loss)	12,931,795	18,580,473
Change in net unrealized appreciation (depreciation)	17,593,484	60,166,706
Net increase (decrease) in net assets resulting from operations	31,937,119	81,841,142
Distributions to shareholders	(4,968,066)	(2,839,067)

Share transactions - net increase (decrease)	1,414,651	(22,452,954)
Total increase (decrease) in net assets	28,383,704	56,549,121

Net Assets
Beginning of period	383,854,611	327,305,490
End of period	$412,238,315	$383,854,611

Financial Highlights
Fidelity Advisor® Overseas Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.49	$26.09	$23.29	$34.07	$24.73	$24.27
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.23	.14	(.04)	(.02)
Net realized and unrealized gain (loss)	2.56	6.39	2.67	(10.20)	9.38	.83
Total from investment operations	2.67	6.63	2.90	(10.06)	9.34	.81
Distributions from net investment income	(.42)	(.23)	(.10)	-	-	(.35)
Distributions from net realized gain	-	-	-	(.72)	-	-
Total distributions	(.42)	(.23)	(.10)	(.72)	-	(.35)
Net asset value, end of period	$34.74	$32.49	$26.09	$23.29	$34.07	$24.73
Total Return C,D,E	8.30%	25.50%	12.43%	(30.12)%	37.77%	3.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.07% H,I	1.07%	1.13%	1.36%	1.43%	1.49%
Expenses net of fee waivers, if any	1.05 % H,I	1.06%	1.12%	1.36%	1.43%	1.49%
Expenses net of all reductions, if any	1.05% H,I	1.06%	1.12%	1.36%	1.43%	1.48%
Net investment income (loss)	.67% H,I	.77%	.84%	.51%	(.12)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$49,921	$45,467	$37,604	$35,010	$55,939	$45,695
Portfolio turnover rate J	49 % I	34%	37%	46%	33% K	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.29	$26.73	$23.85	$34.94	$25.41	$24.94
Income from Investment Operations
Net investment income (loss) A,B	.08	.18	.18	.09	(.11)	(.07)
Net realized and unrealized gain (loss)	2.62	6.54	2.73	(10.46)	9.64	.84
Total from investment operations	2.70	6.72	2.91	(10.37)	9.53	.77
Distributions from net investment income	(.31)	(.16)	(.03)	-	-	(.30)
Distributions from net realized gain	-	-	-	(.72)	-	-
Total distributions	(.31)	(.16)	(.03)	(.72)	-	(.30)
Net asset value, end of period	$35.68	$33.29	$26.73	$23.85	$34.94	$25.41
Total Return C,D,E	8.17%	25.21%	12.21%	(30.26)%	37.50%	3.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.29% H,I	1.28%	1.33%	1.57%	1.65%	1.71%
Expenses net of fee waivers, if any	1.27 % H,I	1.28%	1.33%	1.57%	1.65%	1.70%
Expenses net of all reductions, if any	1.27% H,I	1.28%	1.33%	1.57%	1.65%	1.70%
Net investment income (loss)	.44% H,I	.55%	.64%	.30%	(.34)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$180,103	$175,287	$155,184	$149,628	$238,278	$193,693
Portfolio turnover rate J	49 % I	34%	37%	46%	33% K	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.78	$24.71	$22.15	$32.69	$23.92	$23.46
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	.01	(.08)	(.28)	(.21)
Net realized and unrealized gain (loss)	2.42	6.06	2.55	(9.74)	9.05	.80
Total from investment operations	2.41	6.07	2.56	(9.82)	8.77	.59
Distributions from net investment income	(.12)	-	-	-	-	(.13)
Distributions from net realized gain	-	-	-	(.72)	-	-
Total distributions	(.12)	-	-	(.72)	-	(.13)
Net asset value, end of period	$33.07	$30.78	$24.71	$22.15	$32.69	$23.92
Total Return C,D,E	7.85%	24.56%	11.56%	(30.66)%	36.66%	2.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.82% H,I	1.81%	1.92%	2.16%	2.25%	2.31%
Expenses net of fee waivers, if any	1.80 % H,I	1.81%	1.91%	2.16%	2.25%	2.31%
Expenses net of all reductions, if any	1.80% H,I	1.81%	1.91%	2.16%	2.25%	2.30%
Net investment income (loss)	(.08)% H,I	.02%	.05%	(.29)%	(.94)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,767	$2,615	$2,426	$2,673	$4,879	$5,356
Portfolio turnover rate J	49 % H	34%	37%	46%	33% K	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.57	$26.94	$24.03	$35.03	$25.35	$24.79
Income from Investment Operations
Net investment income (loss) A,B	.16	.35	.32	.23	.06	.07
Net realized and unrealized gain (loss)	2.63	6.58	2.75	(10.51)	9.62	.84
Total from investment operations	2.79	6.93	3.07	(10.28)	9.68	.91
Distributions from net investment income	(.54)	(.30)	(.16)	-	-	(.35)
Distributions from net realized gain	-	-	-	(.72)	-	-
Total distributions	(.54)	(.30)	(.16)	(.72)	-	(.35)
Net asset value, end of period	$35.82	$33.57	$26.94	$24.03	$35.03	$25.35
Total Return C,D	8.41%	25.87%	12.78%	(29.91)%	38.19%	3.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78% G,H	.77%	.83%	1.08%	1.12%	1.15%
Expenses net of fee waivers, if any	.76 % G,H	.77%	.83%	1.08%	1.12%	1.15%
Expenses net of all reductions, if any	.76% G,H	.77%	.83%	1.08%	1.12%	1.14%
Net investment income (loss)	.96% G,H	1.06%	1.14%	.79%	.19%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$60,797	$50,814	$48,960	$47,661	$84,715	$121,290
Portfolio turnover rate I	49 % H	34%	37%	46%	33% J	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GProxy expenses are not annualized.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.52	$26.91	$24.03	$34.97	$25.28	$24.79
Income from Investment Operations
Net investment income (loss) A,B	.18	.38	.36	.27	.09	.09
Net realized and unrealized gain (loss)	2.63	6.58	2.74	(10.49)	9.60	.84
Total from investment operations	2.81	6.96	3.10	(10.22)	9.69	.93
Distributions from net investment income	(.58)	(.35)	(.22)	-	-	(.44)
Distributions from net realized gain	-	-	-	(.72)	-	-
Total distributions	(.58)	(.35)	(.22)	(.72)	-	(.44)
Net asset value, end of period	$35.75	$33.52	$26.91	$24.03	$34.97	$25.28
Total Return C,D	8.50%	26.03%	12.90%	(29.79)%	38.33%	3.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G,H	.66%	.70%	.94%	1.02%	1.07%
Expenses net of fee waivers, if any	.64 % G,H	.66%	.69%	.93%	1.02%	1.06%
Expenses net of all reductions, if any	.64% G,H	.66%	.69%	.93%	1.02%	1.05%
Net investment income (loss)	1.07% G,H	1.17%	1.27%	.94%	.29%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$118,650	$109,672	$83,131	$79,568	$107,764	$46,571
Portfolio turnover rate I	49 % H	34%	37%	46%	33% J	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GProxy expenses are not annualized.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.  The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$138,595,478
Gross unrealized depreciation	(3,879,402)
Net unrealized appreciation (depreciation)	$134,716,076
Tax cost	$282,072,326

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,438,634)
Long-term	-
Total capital loss carryforward	$(15,438,634)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	94,741,671	101,419,797
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the asset-weighted return of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.13)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	57,596	-
Class M	.25%	.25%	437,322	5,864
Class C	.75%	.25%	12,903	1,421
			507,821	7,285
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,526
Class M	442
2,968
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Overseas Fund	7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Overseas Fund	2,851,798	1,302,790	(83,650)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Overseas Fund	304
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Overseas Fund	591	-	-
8. Expense Reductions.
During the period, custodian credits reduced the Fund's expenses by $94.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $36,261.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Overseas Fund
Distributions to shareholders
Class A	$575,423	$322,961
Class M	1,610,528	921,678
Class C	9,847	-
Class I	901,414	510,753
Class Z	1,870,854	1,083,675
Total	$4,968,066	$2,839,067
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Overseas Fund
Class A
Shares sold	116,428	109,483	$3,954,751	$3,492,188
Reinvestment of distributions	16,715	10,517	541,053	304,062
Shares redeemed	(95,253)	(161,894)	(3,141,127)	(5,130,298)
Net increase (decrease)	37,890	(41,894)	$1,354,677	$(1,334,048)
Class M
Shares sold	288,755	474,765	$9,797,830	$15,411,043
Reinvestment of distributions	47,769	30,541	1,589,282	908,018
Shares redeemed	(553,444)	(1,046,054)	(18,784,019)	(34,047,798)
Net increase (decrease)	(216,920)	(540,748)	$(7,396,907)	$(17,728,737)
Class C
Shares sold	12,471	10,796	$401,190	$330,624
Reinvestment of distributions	319	-	9,847	-
Shares redeemed	(14,095)	(24,036)	(446,498)	(737,343)
Net increase (decrease)	(1,305)	(13,240)	$(35,461)	$(406,719)
Class I
Shares sold	447,961	432,882	$14,934,711	$14,036,284
Reinvestment of distributions	23,423	14,969	780,916	445,314
Shares redeemed	(288,032)	(751,526)	(9,792,203)	(23,940,401)
Net increase (decrease)	183,352	(303,675)	$5,923,424	$(9,458,803)
Class Z
Shares sold	366,250	841,696	$12,397,519	$27,812,602
Reinvestment of distributions	17,879	9,399	594,645	278,724
Shares redeemed	(336,931)	(668,145)	(11,423,246)	(21,613,973)
Net increase (decrease)	47,198	182,950	$1,568,918	$6,477,353
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Overseas Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Overseas Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during November 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703565.127
OS-SANN-0625
Fidelity Advisor® Focused Emerging Markets Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Focused Emerging Markets Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 8.5%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Petroleo Brasileiro SA ADR	10,908,047	123,151,851
Financials - 2.5%
Banks - 2.5%
Itau Unibanco Holding SA	29,350,798	184,013,003
Industrials - 1.6%
Ground Transportation - 1.6%
Localiza Rent a Car SA	15,363,000	116,295,512
Materials - 2.7%
Metals & Mining - 2.7%
Gerdau SA ADR	28,667,049	74,820,998
Vale SA ADR (a)	12,960,920	120,666,165
		195,487,163
TOTAL BRAZIL		618,947,529
CHILE - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Antofagasta PLC	3,623,118	78,849,884
CHINA - 32.8%
Communication Services - 9.3%
Interactive Media & Services - 9.3%
Tencent Holdings Ltd	11,047,040	676,641,744
Consumer Discretionary - 10.6%
Broadline Retail - 6.1%
Alibaba Group Holding Ltd ADR	2,415,582	288,492,958
PDD Holdings Inc Class A ADR (b)	1,395,617	147,335,287
		435,828,245
Diversified Consumer Services - 0.9%
TAL Education Group Class A ADR (b)	7,899,741	69,122,734
Hotels, Restaurants & Leisure - 2.2%
Meituan B Shares (b)(c)(d)	7,407,545	122,649,966
Shangri-La Asia Ltd	70,454,426	39,425,990
		162,075,956
Household Durables - 1.4%
Haier Smart Home Co Ltd A Shares (China)	29,889,125	102,043,754
TOTAL CONSUMER DISCRETIONARY		769,070,689

Financials - 5.4%
Banks - 1.6%
China Construction Bank Corp H Shares	141,525,407	116,423,242
Insurance - 3.8%
China Life Insurance Co Ltd H Shares	102,341,518	187,380,674
PICC Property & Casualty Co Ltd H Shares	50,421,785	92,969,148
		280,349,822
TOTAL FINANCIALS		396,773,064

Health Care - 3.6%
Biotechnology - 0.3%
Akeso Inc (b)(c)(d)	1,988,000	22,108,541
Life Sciences Tools & Services - 1.7%
Wuxi Apptec Co Ltd H Shares (a)(c)(d)	15,776,208	122,355,319
Pharmaceuticals - 1.6%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	37,101,330	115,289,862
TOTAL HEALTH CARE		259,753,722

Industrials - 3.9%
Ground Transportation - 1.2%
Full Truck Alliance Co Ltd ADR	7,687,989	87,335,555
Machinery - 2.7%
Shenzhen Inovance Technology Co Ltd A Shares (China)	20,316,274	199,743,589
TOTAL INDUSTRIALS		287,079,144

TOTAL CHINA		2,389,318,363
GREECE - 3.4%
Financials - 3.4%
Banks - 3.4%
Eurobank Ergasias Services and Holdings SA	32,355,582	91,825,960
National Bank of Greece SA	15,078,306	158,755,079

TOTAL GREECE		250,581,039
HUNGARY - 2.9%
Financials - 1.8%
Banks - 1.8%
OTP Bank Nyrt	1,718,250	126,487,065
Health Care - 1.1%
Pharmaceuticals - 1.1%
Richter Gedeon Nyrt	2,734,391	82,721,570
TOTAL HUNGARY		209,208,635
INDIA - 8.6%
Financials - 4.3%
Banks - 4.3%
HDFC Bank Ltd	7,957,896	180,510,116
ICICI Bank Ltd	7,854,300	131,846,075
		312,356,191
Industrials - 1.6%
Construction & Engineering - 1.6%
Larsen & Toubro Ltd	2,908,545	114,971,657
Information Technology - 1.5%
IT Services - 1.5%
Tata Consultancy Services Ltd	2,753,200	112,232,931
Materials - 1.2%
Construction Materials - 1.2%
JK Cement Ltd	1,407,100	84,733,540
TOTAL INDIA		624,294,319
KOREA (SOUTH) - 9.3%
Consumer Discretionary - 1.3%
Automobile Components - 1.3%
Hyundai Mobis Co Ltd	511,110	95,743,108
Industrials - 1.6%
Aerospace & Defense - 1.6%
Korea Aerospace Industries Ltd	2,041,090	119,221,418
Information Technology - 6.4%
Technology Hardware, Storage & Peripherals - 6.4%
Samsung Electronics Co Ltd	11,923,121	464,257,171
TOTAL KOREA (SOUTH)		679,221,697
MALAYSIA - 1.5%
Financials - 1.5%
Banks - 1.5%
CIMB Group Holdings Bhd	67,776,200	111,959,822
MEXICO - 7.8%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV ADR	2,687,451	46,331,655
Consumer Staples - 5.4%
Beverages - 1.5%
Fomento Economico Mexicano SAB de CV ADR	1,076,426	113,358,422
Consumer Staples Distribution & Retail - 3.9%
Wal-Mart de Mexico SAB de CV Series V	88,715,330	281,158,449
TOTAL CONSUMER STAPLES		394,516,871

Financials - 0.6%
Banks - 0.6%
Grupo Financiero Banorte SAB de CV	4,707,253	40,451,099
Materials - 1.2%
Construction Materials - 1.2%
Cemex SAB de CV ADR	14,757,999	91,056,854
TOTAL MEXICO		572,356,479
PERU - 2.2%
Financials - 2.2%
Banks - 2.2%
Credicorp Ltd	795,078	160,756,821
POLAND - 2.0%
Financials - 2.0%
Banks - 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	7,755,819	148,515,465
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (b)(e)	782,000	7
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (b)(e)	3,242,100	32
TOTAL RUSSIA		39
SOUTH AFRICA - 4.0%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd (a)	14,996,809	98,931,977
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	19,729,423	77,035,038
Materials - 1.6%
Metals & Mining - 1.6%
Impala Platinum Holdings Ltd (b)	19,211,554	114,253,557
TOTAL SOUTH AFRICA		290,220,572
TAIWAN - 10.9%
Consumer Discretionary - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
Eclat Textile Co Ltd (b)	8,736,000	113,640,966
Industrials - 1.1%
Machinery - 1.1%
Hiwin Technologies Corp	11,697,660	80,585,838
Information Technology - 8.2%
Electronic Equipment, Instruments & Components - 0.9%
Yageo Corp	4,396,230	62,908,083
Semiconductors & Semiconductor Equipment - 7.3%
MediaTek Inc	2,612,000	110,770,324
Taiwan Semiconductor Manufacturing Co Ltd	15,007,554	424,383,133
		535,153,457
TOTAL INFORMATION TECHNOLOGY		598,061,540

TOTAL TAIWAN		792,288,344
TURKEY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	18,718,251	48,868,592
UNITED ARAB EMIRATES - 1.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Adnoc Gas PLC	133,958,300	115,611,770
UNITED KINGDOM - 2.1%
Materials - 2.1%
Metals & Mining - 2.1%
Anglogold Ashanti Plc	3,555,200	149,887,232
TOTAL COMMON STOCKS (Cost $6,498,641,553)		7,240,886,602

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	69,150,005	69,163,835
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	144,184,496	144,198,914
TOTAL MONEY MARKET FUNDS (Cost $213,362,749)			213,362,749

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $6,712,004,302)	7,454,249,351
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(162,565,482)
NET ASSETS - 100.0%	7,291,683,869

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $382,403,688 or 5.2% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $382,403,688 or 5.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	159,696,342	2,312,010,739	2,402,543,246	3,657,316	-	-	69,163,835	69,150,005	0.1%
Fidelity Securities Lending Cash Central Fund	98,704,412	598,499,867	553,005,365	631,736	-	-	144,198,914	144,184,496	0.5%
Total	258,400,754	2,910,510,606	2,955,548,611	4,289,052	-	-	213,362,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	821,905,376	145,263,632	676,641,744	-
Consumer Discretionary	978,454,763	544,376,969	434,077,794	-
Consumer Staples	394,516,871	394,516,871	-	-
Energy	238,763,628	238,763,621	-	7
Financials	1,808,928,639	1,292,786,634	516,141,973	32
Health Care	342,475,292	342,475,292	-	-
Industrials	767,022,161	252,499,659	514,522,502	-
Information Technology	1,174,551,642	-	1,174,551,642	-
Materials	714,268,230	515,281,133	198,987,097	-

Money Market Funds	213,362,749	213,362,749	-	-
Total Investments in Securities:	7,454,249,351	3,939,326,560	3,514,922,752	39
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $148,958,062) - See accompanying schedule:
Unaffiliated issuers (cost $6,498,641,553)	$7,240,886,602
Fidelity Central Funds (cost $213,362,749)	213,362,749

Total Investment in Securities (cost $6,712,004,302)		$7,454,249,351
Foreign currency held at value (cost $6,289)		77,132
Receivable for investments sold		14,535
Receivable for fund shares sold		6,561,737
Dividends receivable		12,909,049
Interest receivable		1,094
Distributions receivable from Fidelity Central Funds		640,528
Prepaid expenses		1,444
Other receivables		3,123,547
Total assets		7,477,578,417
Liabilities
Payable for investments purchased	$7,520,237
Payable for fund shares redeemed	21,815,567
Accrued management fee	5,064,322
Distribution and service plan fees payable	58,482
Other payables and accrued expenses	7,237,026
Collateral on securities loaned	144,198,914
Total liabilities		185,894,548
Net Assets		$7,291,683,869
Net Assets consist of:
Paid in capital		$6,980,153,025
Total accumulated earnings (loss)		311,530,844
Net Assets		$7,291,683,869

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($155,557,854 ÷ 4,846,823 shares)(a)		$32.09
Maximum offering price per share (100/94.25 of $32.09)		$34.05
Class M :
Net Asset Value and redemption price per share ($31,098,985 ÷ 982,373 shares)(a)		$31.66
Maximum offering price per share (100/96.50 of $31.66)		$32.81
Class C :
Net Asset Value and offering price per share ($16,501,743 ÷ 553,790 shares)(a)		$29.80
Class I :
Net Asset Value, offering price and redemption price per share ($4,310,018,834 ÷ 133,944,890 shares)		$32.18
Class Z :
Net Asset Value, offering price and redemption price per share ($2,778,506,453 ÷ 86,551,988 shares)		$32.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$74,406,833
Income from Fidelity Central Funds (including $631,736 from security lending)		4,289,052
Income before foreign taxes withheld		$78,695,885
Less foreign taxes withheld		(7,013,276)
Total income		71,682,609
Expenses
Management fee	$27,082,261
Distribution and service plan fees	371,484
Custodian fees and expenses	696,684
Independent trustees' fees and expenses	12,965
Registration fees	336,630
Audit fees	56,003
Legal	4,982
Interest	54,076
Miscellaneous	64,068
Total expenses before reductions	28,679,153
Expense reductions	(458)
Total expenses after reductions		28,678,695
Net Investment income (loss)		43,003,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,704,100)	(178,403,251)
Foreign currency transactions	(1,231,083)
Total net realized gain (loss)		(179,634,334)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,624,577)	103,461,070
Assets and liabilities in foreign currencies	339,785
Total change in net unrealized appreciation (depreciation)		103,800,855
Net gain (loss)		(75,833,479)
Net increase (decrease) in net assets resulting from operations		$(32,829,565)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,003,914	$73,483,711
Net realized gain (loss)	(179,634,334)	33,833,603
Change in net unrealized appreciation (depreciation)	103,800,855	950,874,743
Net increase (decrease) in net assets resulting from operations	(32,829,565)	1,058,192,057
Distributions to shareholders	(70,243,035)	(63,079,567)

Share transactions - net increase (decrease)	1,606,725,316	1,094,846,532
Total increase (decrease) in net assets	1,503,652,716	2,089,959,022

Net Assets
Beginning of period	5,788,031,153	3,698,072,131
End of period	$7,291,683,869	$5,788,031,153

Financial Highlights
Fidelity Advisor® Focused Emerging Markets Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.37	$25.58	$22.89	$36.01	$30.73	$26.18
Income from Investment Operations
Net investment income (loss) A,B	.17	.40	.47 C	.59	.31	.15
Net realized and unrealized gain (loss)	(.22)	6.75	2.42	(12.07)	5.64	4.48
Total from investment operations	(.05)	7.15	2.89	(11.48)	5.95	4.63
Distributions from net investment income	(.23)	(.36)	(.20)	(.52)	(.05)	(.08)
Distributions from net realized gain	-	-	-	(1.12)	(.62)	-
Total distributions	(.23)	(.36)	(.20)	(1.64)	(.67)	(.08)
Net asset value, end of period	$32.09	$32.37	$25.58	$22.89	$36.01	$30.73
Total Return D,E,F	(.15) %	28.20%	12.59%	(33.30)%	19.43%	17.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.18% I	1.20%	1.33%	1.34%	1.32%	1.39%
Expenses net of fee waivers, if any	1.18 % I	1.20%	1.33%	1.34%	1.32%	1.39%
Expenses net of all reductions, if any	1.18% I	1.20%	1.33%	1.34%	1.32%	1.36%
Net investment income (loss)	1.06% I	1.34%	1.72% C	1.99%	.83%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$155,558	$155,871	$130,156	$117,404	$191,955	$150,749
Portfolio turnover rate J	61 % I,K	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.98	$25.26	$22.60	$35.56	$30.36	$25.86
Income from Investment Operations
Net investment income (loss) A,B	.13	.32	.39 C	.50	.20	.07
Net realized and unrealized gain (loss)	(.21)	6.68	2.40	(11.94)	5.58	4.43
Total from investment operations	(.08)	7.00	2.79	(11.44)	5.78	4.50
Distributions from net investment income	(.24)	(.28)	(.13)	(.41)	-	-
Distributions from net realized gain	-	-	-	(1.12)	(.58)	-
Total distributions	(.24)	(.28)	(.13)	(1.52) D	(.58)	-
Net asset value, end of period	$31.66	$31.98	$25.26	$22.60	$35.56	$30.36
Total Return E,F,G	(.26) %	27.90%	12.30%	(33.50)%	19.10%	17.40%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.43% J	1.44%	1.60%	1.62%	1.61%	1.68%
Expenses net of fee waivers, if any	1.43 % J	1.43%	1.60%	1.62%	1.60%	1.67%
Expenses net of all reductions, if any	1.43% J	1.43%	1.59%	1.62%	1.60%	1.64%
Net investment income (loss)	.80% J	1.10%	1.45% C	1.71%	.55%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$31,099	$32,971	$29,402	$28,497	$48,494	$42,509
Portfolio turnover rate K	61 % J,L	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.98	$23.69	$21.21	$33.42	$28.57	$24.46
Income from Investment Operations
Net investment income (loss) A,B	.05	.17	.24 C	.33	.01	(.06)
Net realized and unrealized gain (loss)	(.20)	6.26	2.24	(11.21)	5.27	4.17
Total from investment operations	(.15)	6.43	2.48	(10.88)	5.28	4.11
Distributions from net investment income	(.03)	(.14)	-	(.21)	-	-
Distributions from net realized gain	-	-	-	(1.12)	(.43)	-
Total distributions	(.03)	(.14)	-	(1.33)	(.43)	-
Net asset value, end of period	$29.80	$29.98	$23.69	$21.21	$33.42	$28.57
Total Return D,E,F	(.49) %	27.25%	11.69%	(33.82)%	18.52%	16.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.93% I	1.93%	2.10%	2.12%	2.11%	2.18%
Expenses net of fee waivers, if any	1.93 % I	1.93%	2.10%	2.12%	2.11%	2.17%
Expenses net of all reductions, if any	1.93% I	1.93%	2.10%	2.12%	2.11%	2.14%
Net investment income (loss)	.30% I	.61%	.95% C	1.21%	.04%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,502	$19,447	$19,041	$19,733	$37,777	$35,268
Portfolio turnover rate J	61 % I,K	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .60%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.55	$25.75	$23.06	$36.27	$30.94	$26.34
Income from Investment Operations
Net investment income (loss) A,B	.21	.48	.56 C	.66	.42	.24
Net realized and unrealized gain (loss)	(.21)	6.78	2.43	(12.12)	5.67	4.51
Total from investment operations	-	7.26	2.99	(11.46)	6.09	4.75
Distributions from net investment income	(.37)	(.46)	(.30)	(.63)	(.15)	(.15)
Distributions from net realized gain	-	-	-	(1.12)	(.62)	-
Total distributions	(.37)	(.46)	(.30)	(1.75)	(.76) D	(.15)
Net asset value, end of period	$32.18	$32.55	$25.75	$23.06	$36.27	$30.94
Total Return E,F	.01%	28.53%	12.92%	(33.08)%	19.77%	18.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.96%	1.02%	1.03%	1.03%	1.06%
Expenses net of fee waivers, if any	.93 % I	.95%	1.01%	1.03%	1.03%	1.06%
Expenses net of all reductions, if any	.93% I	.95%	1.01%	1.03%	1.03%	1.03%
Net investment income (loss)	1.31% I	1.58%	2.04% C	2.31%	1.13%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$4,310,019	$3,373,539	$2,063,159	$696,741	$660,307	$312,731
Portfolio turnover rate J	61 % I,K	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.69%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.51	$25.71	$23.01	$36.21	$30.89	$26.33
Income from Investment Operations
Net investment income (loss) A,B	.23	.52	.59 C	.71	.47	.28
Net realized and unrealized gain (loss)	(.22)	6.76	2.44	(12.11)	5.66	4.50
Total from investment operations	.01	7.28	3.03	(11.40)	6.13	4.78
Distributions from net investment income	(.42)	(.48)	(.33)	(.68)	(.20)	(.22)
Distributions from net realized gain	-	-	-	(1.12)	(.62)	-
Total distributions	(.42)	(.48)	(.33)	(1.80)	(.81) D	(.22)
Net asset value, end of period	$32.10	$32.51	$25.71	$23.01	$36.21	$30.89
Total Return E,F	.04%	28.69%	13.10%	(33.01)%	19.94%	18.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.83%	.89%	.90%	.90%	.94%
Expenses net of fee waivers, if any	.81 % I	.82%	.88%	.90%	.90%	.93%
Expenses net of all reductions, if any	.81% I	.82%	.88%	.90%	.90%	.90%
Net investment income (loss)	1.42% I	1.71%	2.16% C	2.43%	1.25%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,778,506	$2,206,202	$1,456,314	$856,213	$1,127,699	$542,418
Portfolio turnover rate J	61 % I,K	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.81%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Focused Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Effective the close of business on March 31, 2025, new positions in the Fund may no longer be opened with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,194,094,784
Gross unrealized depreciation	(550,971,510)
Net unrealized appreciation (depreciation)	$643,123,274
Tax Cost	$6,811,126,077

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(169,854,699)
Long-term	(54,156,439)
Total capital loss carryforward	$(224,011,138)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	3,620,657,664	1,917,602,822

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Advisor Focused Emerging Markets Fund	677,548	22,000,000
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.98
Class C	.98
Class I	.95
Class Z	.83

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
Class I	.89
Class Z	.77

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	190,884	4,240
Class M	.25%	.25%	92,313	1,175
Class C	.75%	.25%	88,287	8,870
			371,484	14,285

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,479
Class M	758
Class CA	116
10,353

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	14,050

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Focused Emerging Markets Fund	Borrower	47,149,889	4.59%	54,076

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Focused Emerging Markets Fund	134,048,741	17,728,440	(555,155)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	4,792
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Focused Emerging Markets Fund	68,447	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	10,632,307
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $458.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$1,075,878	$1,789,296
Class M	286,229	312,730
Class C	20,142	108,628
Class I	38,797,356	36,223,237
Class Z	30,063,430	24,645,676
Total	$70,243,035	$63,079,567
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	651,301	1,883,136	$20,684,704	$53,501,106
Reinvestment of distributions	32,931	64,490	1,049,197	1,745,982
Shares redeemed	(652,584)	(2,220,913)	(20,649,698)	(66,776,382)
Net increase (decrease)	31,648	(273,287)	$1,084,203	$(11,529,294)
Class M
Shares sold	247,805	55,108	$7,979,673	$1,622,702
Reinvestment of distributions	8,855	11,291	278,570	302,725
Shares redeemed	(305,311)	(199,270)	(9,245,504)	(5,740,822)
Net increase (decrease)	(48,651)	(132,871)	$(987,261)	$(3,815,395)
Class C
Shares sold	34,662	77,449	$1,032,464	$2,145,140
Reinvestment of distributions	667	4,219	19,780	106,700
Shares redeemed	(130,129)	(236,770)	(3,849,506)	(6,482,078)
Net increase (decrease)	(94,800)	(155,102)	$(2,797,262)	$(4,230,238)
Class I
Shares sold	49,829,501	47,240,845	$1,623,876,955	$1,423,685,697
Reinvestment of distributions	1,070,182	1,180,312	34,160,198	32,052,946
Shares redeemed	(20,581,988)	(24,916,196)	(652,645,190)	(732,811,436)
Net increase (decrease)	30,317,695	23,504,961	$1,005,391,963	$722,927,207
Class Z
Shares sold	33,671,143	37,027,090	$1,067,997,141	$1,135,617,648
Reinvestment of distributions	400,949	360,193	12,762,198	9,755,940
Shares redeemed	(15,382,724)	(26,176,147)	(476,725,666)	(753,879,336)
Net increase (decrease)	18,689,368	11,211,136	$604,033,673	$391,494,252
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.800638.121
FAEM-SANN-0625
Fidelity Advisor® Value Leaders Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Value Leaders Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
CANADA - 3.9%
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard Inc	6,201	323,678
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Parex Resources Inc	48,900	393,726
Materials - 1.3%
Chemicals - 1.3%
Nutrien Ltd (United States) (a)	6,276	358,046
TOTAL CANADA		1,075,450
UNITED KINGDOM - 5.6%
Health Care - 2.8%
Pharmaceuticals - 2.8%
Astrazeneca PLC ADR	10,843	778,419
Utilities - 2.8%
Multi-Utilities - 2.8%
National Grid PLC	53,493	772,123
TOTAL UNITED KINGDOM		1,550,542
UNITED STATES - 87.1%
Communication Services - 4.1%
Interactive Media & Services - 1.4%
Alphabet Inc Class A	2,424	384,931
Media - 2.7%
Comcast Corp Class A	21,560	737,352
TOTAL COMMUNICATION SERVICES		1,122,283

Consumer Discretionary - 4.1%
Diversified Consumer Services - 4.1%
H&R Block Inc	18,863	1,138,759
Consumer Staples - 9.2%
Beverages - 4.2%
Keurig Dr Pepper Inc	33,011	1,141,851
Food Products - 2.0%
Mondelez International Inc	8,055	548,787
Personal Care Products - 3.0%
Kenvue Inc	35,450	836,620
TOTAL CONSUMER STAPLES		2,527,258

Energy - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Exxon Mobil Corp	12,539	1,324,495
Shell PLC ADR	21,323	1,374,907
		2,699,402
Financials - 23.4%
Banks - 13.5%
Bank of America Corp	36,631	1,460,844
PNC Financial Services Group Inc/The	5,350	859,692
US Bancorp	10,782	434,946
Wells Fargo & Co	13,474	956,789
		3,712,271
Financial Services - 2.2%
Berkshire Hathaway Inc Class B (b)	1,152	614,304
Insurance - 7.7%
Chubb Ltd	3,404	973,816
The Travelers Companies, Inc.	4,297	1,134,967
		2,108,783
TOTAL FINANCIALS		6,435,358

Health Care - 19.5%
Health Care Providers & Services - 18.5%
Centene Corp (b)	25,927	1,551,731
Cigna Group/The	6,303	2,143,273
UnitedHealth Group Inc	3,342	1,375,032
		5,070,036
Pharmaceuticals - 1.0%
GSK PLC ADR	7,200	286,920
TOTAL HEALTH CARE		5,356,956

Industrials - 10.7%
Building Products - 1.6%
Johnson Controls International plc	5,100	427,890
Electrical Equipment - 1.1%
Regal Rexnord Corp	3,074	325,352
Ground Transportation - 1.5%
CSX Corp	14,690	412,348
Machinery - 3.5%
Deere & Co	2,051	950,762
Trading Companies & Distributors - 3.0%
Ferguson Enterprises Inc	4,902	831,673
TOTAL INDUSTRIALS		2,948,025

Information Technology - 3.5%
Software - 3.5%
Gen Digital Inc	36,736	950,360
Materials - 1.1%
Construction Materials - 1.1%
CRH PLC	3,452	329,390
Utilities - 1.7%
Electric Utilities - 1.7%
PG&E Corp	27,773	458,810
TOTAL UNITED STATES		23,966,601
TOTAL COMMON STOCKS (Cost $22,460,400)		26,592,593

Non-Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
KOREA (SOUTH) - 2.3%
Information Technology - 2.3%
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd (Cost $709,835)	19,052	627,630

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	233,775	233,822
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	359,564	359,600
TOTAL MONEY MARKET FUNDS (Cost $593,422)			593,422

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $23,763,657)	27,813,645
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(280,218)
NET ASSETS - 100.0%	27,533,427

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	173,620	5,544,919	5,484,717	15,562	-	-	233,822	233,775	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,106,228	2,746,628	22	-	-	359,600	359,564	0.0%
Total	173,620	8,651,147	8,231,345	15,584	-	-	593,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,122,283	1,122,283	-	-
Consumer Discretionary	1,138,759	1,138,759	-	-
Consumer Staples	2,850,936	2,850,936	-	-
Energy	3,093,128	3,093,128	-	-
Financials	6,435,358	6,435,358	-	-
Health Care	6,135,375	6,135,375	-	-
Industrials	2,948,025	2,948,025	-	-
Information Technology	950,360	950,360	-	-
Materials	687,436	687,436	-	-
Utilities	1,230,933	458,810	772,123	-

Non-Convertible Preferred Stocks
Information Technology	627,630	-	627,630	-

Money Market Funds	593,422	593,422	-	-
Total Investments in Securities:	27,813,645	26,413,892	1,399,753	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $353,710) - See accompanying schedule:
Unaffiliated issuers (cost $23,170,235)	$27,220,223
Fidelity Central Funds (cost $593,422)	593,422

Total Investment in Securities (cost $23,763,657)		$27,813,645
Receivable for investments sold		62,150
Receivable for fund shares sold		3,398
Dividends receivable		31,089
Distributions receivable from Fidelity Central Funds		4,226
Prepaid expenses		10
Receivable from investment adviser for expense reductions		11,872
Total assets		27,926,390
Liabilities
Payable for fund shares redeemed	$1,451
Accrued management fee	11,190
Distribution and service plan fees payable	7,356
Other payables and accrued expenses	13,366
Collateral on securities loaned	359,600
Total liabilities		392,963
Net Assets		$27,533,427
Net Assets consist of:
Paid in capital		$22,369,383
Total accumulated earnings (loss)		5,164,044
Net Assets		$27,533,427

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($17,297,957 ÷ 878,257 shares)(a)		$19.70
Maximum offering price per share (100/94.25 of $19.70)		$20.90
Class M :
Net Asset Value and redemption price per share ($4,957,159 ÷ 250,141 shares)(a)		$19.82
Maximum offering price per share (100/96.50 of $19.82)		$20.54
Class C :
Net Asset Value and offering price per share ($1,843,365 ÷ 96,977 shares)(a)		$19.01
Class I :
Net Asset Value, offering price and redemption price per share ($3,434,946 ÷ 172,945 shares)		$19.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$342,772
Income from Fidelity Central Funds (including $22 from security lending)		15,584
Total income		358,356
Expenses
Management fee
Basic fee	$107,185
Performance adjustment	(24,079)
Distribution and service plan fees	47,576
Custodian fees and expenses	1,850
Independent trustees' fees and expenses	69
Registration fees	34,141
Audit fees	29,029
Legal	9,741
Miscellaneous	3,124
Total expenses before reductions	208,636
Expense reductions	(24,117)
Total expenses after reductions		184,519
Net Investment income (loss)		173,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,102,427
Foreign currency transactions	1,997
Total net realized gain (loss)		1,104,424
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,795,914)
Assets and liabilities in foreign currencies	688
Total change in net unrealized appreciation (depreciation)		(2,795,226)
Net gain (loss)		(1,690,802)
Net increase (decrease) in net assets resulting from operations		$(1,516,965)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,837	$386,055
Net realized gain (loss)	1,104,424	2,807,808
Change in net unrealized appreciation (depreciation)	(2,795,226)	2,406,005
Net increase (decrease) in net assets resulting from operations	(1,516,965)	5,599,868
Distributions to shareholders	(3,158,241)	(1,690,795)

Share transactions - net increase (decrease)	(243,199)	(3,182,801)
Total increase (decrease) in net assets	(4,918,405)	726,272

Net Assets
Beginning of period	32,451,832	31,725,560
End of period	$27,533,427	$32,451,832

Financial Highlights
Fidelity Advisor® Value Leaders Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.00	$20.54	$20.97	$22.22	$15.67	$18.62
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.23	.17	.17	.15
Net realized and unrealized gain (loss)	(1.15)	3.33	(.26)	.18	6.49	(2.81)
Total from investment operations	(1.02)	3.59	(.03)	.35	6.66	(2.66)
Distributions from net investment income	(.30)	(.29)	(.13)	(.15)	(.11)	(.20)
Distributions from net realized gain	(1.98)	(.84)	(.27)	(1.45)	-	(.09)
Total distributions	(2.28)	(1.13)	(.40)	(1.60)	(.11)	(.29)
Net asset value, end of period	$19.70	$23.00	$20.54	$20.97	$22.22	$15.67
Total Return C,D,E	(4.86) %	18.13%	(.21)%	1.92%	42.68%	(14.57)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.31% H	1.38%	1.41%	1.29%	1.27%	1.35%
Expenses net of fee waivers, if any	1.15 % H	1.15%	1.14%	1.15%	1.15%	1.25%
Expenses net of all reductions, if any	1.15% H	1.14%	1.14%	1.15%	1.15%	1.24%
Net investment income (loss)	1.22% H	1.19%	1.11%	.83%	.83%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$17,298	$20,390	$18,484	$20,328	$16,513	$10,954
Portfolio turnover rate I	56 % H	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Leaders Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.10	$20.62	$21.05	$22.30	$15.72	$18.68
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.18	.12	.12	.11
Net realized and unrealized gain (loss)	(1.15)	3.34	(.26)	.17	6.52	(2.83)
Total from investment operations	(1.05)	3.55	(.08)	.29	6.64	(2.72)
Distributions from net investment income	(.25)	(.23)	(.08)	(.09)	(.06)	(.15)
Distributions from net realized gain	(1.98)	(.84)	(.27)	(1.45)	-	(.09)
Total distributions	(2.23)	(1.07)	(.35)	(1.54)	(.06)	(.24)
Net asset value, end of period	$19.82	$23.10	$20.62	$21.05	$22.30	$15.72
Total Return C,D,E	(4.99) %	17.83%	(.43)%	1.63%	42.32%	(14.79)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.56% H	1.62%	1.65%	1.55%	1.54%	1.64%
Expenses net of fee waivers, if any	1.39 % H	1.40%	1.40%	1.40%	1.41%	1.50%
Expenses net of all reductions, if any	1.39% H	1.39%	1.39%	1.40%	1.41%	1.49%
Net investment income (loss)	.98% H	.94%	.86%	.57%	.57%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$4,957	$5,610	$5,376	$5,569	$5,275	$3,821
Portfolio turnover rate I	56 % H	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Leaders Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.17	$19.81	$20.29	$21.49	$15.18	$17.99
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.07	.02	.01	.03
Net realized and unrealized gain (loss)	(1.11)	3.22	(.26)	.18	6.30	(2.75)
Total from investment operations	(1.06)	3.31	(.19)	.20	6.31	(2.72)
Distributions from net investment income	(.12)	(.12)	(.02)	-	-	-
Distributions from net realized gain	(1.98)	(.84)	(.27)	(1.40)	-	(.09)
Total distributions	(2.10)	(.95) C	(.29)	(1.40)	-	(.09)
Net asset value, end of period	$19.01	$22.17	$19.81	$20.29	$21.49	$15.18
Total Return D,E,F	(5.22) %	17.27%	(.99)%	1.19%	41.57%	(15.22)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.06% I	2.14%	2.21%	2.10%	2.09%	2.18%
Expenses net of fee waivers, if any	1.90 % I	1.90%	1.90%	1.90%	1.93%	2.00%
Expenses net of all reductions, if any	1.90% I	1.89%	1.90%	1.89%	1.93%	1.99%
Net investment income (loss)	.47% I	.44%	.36%	.08%	.05%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,843	$2,300	$2,469	$2,847	$1,875	$1,763
Portfolio turnover rate J	56 % I	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Leaders Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.18	$20.70	$21.12	$22.39	$15.80	$18.78
Income from Investment Operations
Net investment income (loss) A,B	.15	.32	.29	.22	.23	.20
Net realized and unrealized gain (loss)	(1.15)	3.34	(.27)	.18	6.54	(2.82)
Total from investment operations	(1.00)	3.66	.02	.40	6.77	(2.62)
Distributions from net investment income	(.34)	(.35)	(.17)	(.22)	(.18)	(.27)
Distributions from net realized gain	(1.98)	(.84)	(.27)	(1.45)	-	(.09)
Total distributions	(2.32)	(1.18) C	(.44)	(1.67)	(.18)	(.36)
Net asset value, end of period	$19.86	$23.18	$20.70	$21.12	$22.39	$15.80
Total Return D,E	(4.76) %	18.40%	.05%	2.16%	43.08%	(14.31)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00% H	1.07%	1.08%	.94%	.94%	.99%
Expenses net of fee waivers, if any	.89 % H	.90%	.90%	.89%	.87%	.99%
Expenses net of all reductions, if any	.89% H	.89%	.90%	.89%	.87%	.98%
Net investment income (loss)	1.47% H	1.44%	1.36%	1.08%	1.11%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$3,435	$4,152	$5,397	$9,872	$3,041	$1,898
Portfolio turnover rate I	56 % H	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,474,968
Gross unrealized depreciation	(1,487,066)
Net unrealized appreciation (depreciation)	$3,987,902
Tax cost	$23,825,743

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Leaders Fund	8,364,991	11,587,421
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Class I	.66

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Class I	.66

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Value Leaders Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.16)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	24,149	620
Class M	.25%	.25%	12,920	108
Class C	.75%	.25%	10,507	921
			47,576	1,649

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	976
Class M	144
Class CA	84
1,204

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Leaders Fund	153

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Leaders Fund	60,219	495,591	81,276
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Value Leaders Fund	24
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Leaders Fund	2	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	6,480
Class M	1.40%	1,792
Class C	1.90%	679
Class I	.90%	236
		9,187

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,930.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Value Leaders Fund
Distributions to shareholders
Class A	$2,002,897	$996,266
Class M	537,279	278,249
Class C	208,491	116,715
Class I	409,574	299,565
Total	$3,158,241	$1,690,795
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Advisor Value Leaders Fund
Class A
Shares sold	20,517	104,532	$421,771	$2,300,788
Reinvestment of distributions	95,180	47,737	1,961,663	979,093
Shares redeemed	(123,965)	(165,731)	(2,511,323)	(3,672,368)
Net increase (decrease)	(8,268)	(13,462)	$(127,889)	$(392,487)
Class M
Shares sold	19,108	24,106	$378,345	$545,486
Reinvestment of distributions	25,775	13,265	535,097	273,788
Shares redeemed	(37,628)	(55,253)	(769,583)	(1,235,122)
Net increase (decrease)	7,255	(17,882)	$143,859	$(415,848)
Class C
Shares sold	4,890	14,503	$96,889	$307,709
Reinvestment of distributions	10,451	5,865	208,491	116,715
Shares redeemed	(22,119)	(41,219)	(444,353)	(872,635)
Net increase (decrease)	(6,778)	(20,851)	$(138,973)	$(448,211)
Class I
Shares sold	11,598	27,338	$247,629	$626,350
Reinvestment of distributions	18,411	14,510	382,393	299,341
Shares redeemed	(36,165)	(123,521)	(750,218)	(2,851,946)
Net increase (decrease)	(6,156)	(81,673)	$(120,196)	$(1,926,255)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Blue Chip Value Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Blue Chip Value Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during September 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.800656.121
AVLF-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025